UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02794
MFS SERIES TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global High Yield Fund
Class A-MHOAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$53	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOA-SEM

MFS® Global High Yield Fund
Class B-MHOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOB-SEM

MFS® Global High Yield Fund
Class C-MHOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOC-SEM

MFS® Global High Yield Fund
Class I-MHOIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$40	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOI-SEM

MFS® Global High Yield Fund
Class R1-MHORX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR1-SEM

MFS® Global High Yield Fund
Class R2-MHOSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$66	1.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR2-SEM

MFS® Global High Yield Fund
Class R3-MHOTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$53	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR3-SEM

MFS® Global High Yield Fund
Class R4-MHOUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$40	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR4-SEM

MFS® Global High Yield Fund
Class R6-MHOVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$35	0.70%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR6-SEM

MFS® High Yield Pooled Portfolio
HYPPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS High Yield Pooled Portfolio	$2	0.03%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	559,433,224	Average Effective Maturity (yrs):	3.7
Total Number of Holdings:	362	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.8%
Equities	0.1%
Composition including fixed income credit quality
BB	41.7%
B	42.4%
CCC	13.2%
CC	0.2%
D	0.6%
Non-Fixed Income	0.1%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s financial information and portfolio holdings online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYP-SEM

MFS® High Income Fund
Class A-MHITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.86%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHA-SEM

MFS® High Income Fund
Class B-MHIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.61%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHB-SEM

MFS® High Income Fund
Class C-MHICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.61%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHC-SEM

MFS® High Income Fund
Class I-MHIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHI-SEM

MFS® High Income Fund
Class R1-MHIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$81	1.61%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR1-SEM

MFS® High Income Fund
Class R2-MIHRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$56	1.11%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR2-SEM

MFS® High Income Fund
Class R3-MHIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$43	0.86%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR3-SEM

MFS® High Income Fund
Class R4-MHIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$30	0.60%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR4-SEM

MFS® High Income Fund
Class R6-MHIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR6-SEM

MFS® Municipal High
Income Fund
Class A-MMHYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$33	0.68%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHA-SEM

MFS® Municipal High
Income Fund
Class B-MMHBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$70	1.43%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHB-SEM

MFS® Municipal High
Income Fund
Class C-MMHCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.68%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHC-SEM

MFS® Municipal High
Income Fund
Class I-MMIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.68%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHI-SEM

MFS® Municipal High
Income Fund
Class R6-MMHKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.59%
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS High Yield Pooled Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Pooled Portfolio
Portfolio of Investments − 7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 3.2%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$2,067,000	$2,111,030
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	658,734
Bombardier, Inc., 7.5%, 2/01/2029 (n)		1,068,000	1,109,109
Bombardier, Inc., 8.75%, 11/15/2030 (n)		948,000	1,020,166
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,133,000	1,183,085
Bombardier, Inc., 7%, 6/01/2032 (n)		500,000	517,245
Bombardier, Inc., 6.75%, 6/15/2033 (n)		854,000	877,759
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,411,000	1,439,731
TransDigm, Inc., 4.625%, 1/15/2029		1,602,000	1,566,298
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	888,356
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,753,000	2,853,132
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,480,000	3,502,105
			$17,726,750
Automotive – 2.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$3,141,000	$2,870,683
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		1,094,000	1,127,947
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,098,487
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$1,602,000	1,568,458
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		1,941,000	1,531,917
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		1,281,000	1,310,127
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,324,000	1,409,049
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		1,512,000	1,039,057
Wabash National Corp., 4.5%, 10/15/2028 (n)		1,889,000	1,690,774
			$13,646,499
Broadcasting – 2.3%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$1,903,000	$1,973,445
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,355,000	1,320,786
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,302,000	1,313,420
Gray Media, Inc., 7.25%, 8/15/2033 (n)		817,000	812,703
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		1,993,000	1,918,298
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		679,000	602,799
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,770,000	1,805,417
Univision Communications, Inc., 8%, 8/15/2028 (n)		992,000	1,019,099
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		1,946,000	1,976,299
			$12,742,266
Brokerage & Asset Managers – 2.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$2,169,000	$2,228,624
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		1,672,000	1,823,180
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		831,000	831,029
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,278,000	1,271,610
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	820,448
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		3,418,000	3,391,217
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		307,000	310,703
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		936,000	951,171
			$11,627,982
HYPFS-SEM
1

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 4.8%
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		$1,723,000	$1,828,489
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		1,773,000	1,803,086
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		714,000	713,888
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		1,154,000	1,183,196
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		1,550,000	1,141,346
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		714,000	654,481
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		2,088,000	1,958,307
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,801,000	1,818,165
Knife River Corp., 7.75%, 5/01/2031 (n)		2,099,000	2,202,405
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		1,293,000	1,134,608
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		590,000	602,381
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,884,000	1,793,272
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		652,000	653,630
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		2,534,000	2,535,690
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,992,000	2,042,985
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		1,027,000	1,048,728
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		522,000	514,827
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		931,000	881,414
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		2,306,000	2,299,763
			$26,810,661
Business Services – 2.0%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	876,000	$1,065,807
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$1,893,000	1,860,917
CACI International, Inc., 6.375%, 6/15/2033 (n)		1,998,000	2,043,037
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,568,000	1,560,020
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		1,321,000	1,303,774
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		1,283,000	1,304,911
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		1,982,000	2,047,396
			$11,185,862
Cable TV – 4.6%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,864,000	$1,435,353
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		5,812,000	5,522,526
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		3,482,000	3,257,829
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		1,095,000	993,564
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		1,011,000	871,130
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		2,150,000	1,976,944
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,290,000	636,018
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		975,000	655,435
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		710,000	691,320
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		512,000	493,760
DISH DBS Corp., 7.75%, 7/01/2026		1,209,000	1,074,499
DISH DBS Corp., 5.125%, 6/01/2029		1,397,000	1,037,220
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,071,000	1,115,383
EchoStar Corp., 10.75%, 11/30/2029		1,741,355	1,834,953
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,579,000	1,423,363
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		2,906,000	2,535,237
			$25,554,534
Chemicals – 2.4%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$1,865,000	$1,951,795
Chemours Co., 4.625%, 11/15/2029 (n)		2,467,000	2,089,456
Chemours Co., 8%, 1/15/2033 (n)		707,000	657,666
2

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		$300,000	$293,355
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		2,222,000	1,860,662
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,728,000	1,965,042
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$2,322,000	2,295,478
SNF Group SACA, 3.375%, 3/15/2030 (n)		2,468,000	2,266,373
			$13,379,827
Computer Software – 1.5%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$2,207,000	$2,283,080
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		492,000	509,152
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		2,206,000	2,349,017
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,716,000	1,724,057
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		1,696,000	1,641,355
			$8,506,661
Computer Software - Systems – 1.4%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$921,000	$935,644
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		703,000	724,069
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		505,000	532,396
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		2,048,000	2,048,446
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		585,000	601,519
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	1,057,616
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,062,000	2,113,503
			$8,013,193
Conglomerates – 1.5%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,297,000	$1,317,699
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		257,000	248,720
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,874,000	1,910,747
Gates Corp., 6.875%, 7/01/2029 (n)		1,414,000	1,455,119
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		1,391,000	1,435,423
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		1,872,000	1,933,413
			$8,301,121
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,941,000	$1,979,487
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		609,000	604,623
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,187,000	1,138,760
New Home Co., 8.5%, 11/01/2030 (n)		1,377,000	1,405,877
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,510,000	1,452,993
			$6,581,740
Consumer Products – 3.5%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,679,000	$1,749,167
Amer Sports Co., 6.75%, 2/16/2031 (n)		2,221,000	2,309,631
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,365,000	1,132,950
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,536,000	1,625,004
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,276,077
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		739,000	609,573
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		858,000	899,076
Newell Brands, Inc., 6.375%, 5/15/2030		1,708,000	1,655,119
Newell Brands, Inc., 6.625%, 5/15/2032		1,111,000	1,062,481
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	809,000	950,992
3

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)	$861,000	$869,641
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	2,489,000	2,515,050
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	1,456,000	1,443,861
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,591,000	1,455,934
		$19,554,556
Consumer Services – 3.1%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$838,000	$857,916
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	1,877,000	1,968,292
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	654,000	681,075
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,006,000	1,914,483
Garda World Security Corp., 8.375%, 11/15/2032 (n)	2,014,000	2,074,583
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	2,508,000	2,353,995
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	2,181,000	2,202,868
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,543,000	1,295,502
Service Corp. International, 5.75%, 10/15/2032	2,370,000	2,375,617
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,515,000	1,409,111
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	364,000	374,573
		$17,508,015
Containers – 1.2%
Ball Corp., 6%, 6/15/2029	$1,313,000	$1,336,344
Ball Corp., 2.875%, 8/15/2030	2,575,000	2,313,097
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,419,000	1,448,200
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	1,889,000	1,910,227
		$7,007,868
Electrical Equipment – 0.4%
CommScope LLC, 4.75%, 9/01/2029 (n)	$515,000	$500,091
CommScope LLC, 9.5%, 12/15/2031 (n)	846,000	890,893
CommScope Technologies LLC, 5%, 3/15/2027 (n)	864,000	846,062
		$2,237,046
Electronics – 0.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,535,000	$1,628,613
Energy - Independent – 4.4%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$1,569,000	$1,600,415
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,244,000	1,279,238
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	646,000	659,072
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	822,000	832,142
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,372,000	1,414,540
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,713,000	2,682,340
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,066,000	2,099,590
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,166,000	1,143,174
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,020,000	2,041,040
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,930,000	1,961,603
Matador Resources Co., 6.5%, 4/15/2032 (n)	624,000	625,841
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,658,000	1,659,013
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,151,000	1,188,545
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	478,000	480,843
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	1,860,000	1,940,572
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	1,607,000	1,410,482
4

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	$1,373,000	$1,366,191
		$24,384,641
Entertainment – 2.3%
Life Time, Inc., 6%, 11/15/2031 (n)	$2,119,000	$2,134,638
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	1,770,000	1,844,677
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	165,000	165,297
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	2,068,000	2,092,845
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	1,124,000	1,154,483
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	2,313,000	2,355,344
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	614,000	613,604
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,288,000	2,272,816
		$12,633,704
Financial Institutions – 6.8%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$1,932,318	$1,907,066
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	2,548,000	2,653,788
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	690,000	704,235
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	861,000	910,580
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,383,307
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,366,000	1,371,926
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,441,000	1,501,935
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,995,000	1,990,184
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,205,000	1,277,623
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,607,000	1,659,449
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,622,000	1,638,220
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	676,301
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,706,000	1,779,943
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	1,663,000	1,608,514
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,587,000	1,588,644
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	1,417,000	1,449,321
OneMain Finance Corp., 6.625%, 5/15/2029	1,849,000	1,888,361
OneMain Finance Corp., 5.375%, 11/15/2029	1,272,000	1,247,252
OneMain Finance Corp., 7.5%, 5/15/2031	637,000	663,861
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	3,486,000	3,552,970
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	1,165,000	1,220,695
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,147,000	1,163,003
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	1,147,000	1,169,921
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	474,215
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	969,000	1,004,983
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,533,000	1,562,939
		$38,049,236
Food & Beverages – 2.8%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$609,000	$643,477
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,071,000	1,131,800
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,531,000	1,528,646
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,171,000	1,189,135
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,969,000	2,835,998
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	795,000	795,996
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	2,955,000	2,850,401
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,844,000	2,785,237
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	479,000	474,595
5

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	$1,450,000	$1,421,751
		$15,657,036
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$2,255,000	$2,282,200
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	1,555,000	1,685,428
		$3,967,628
Gaming & Lodging – 3.7%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$1,776,000	$1,775,464
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	3,560,000	3,551,208
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,263,000	3,218,200
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	2,043,000	1,842,022
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	806,000	812,048
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	2,716,000	2,589,898
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,314,000	2,245,541
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,155,000	2,131,391
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,122,000	2,105,639
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	539,000	573,285
		$20,844,696
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)	$2,454,000	$2,473,951
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,163,000	3,046,719
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	1,027,000	1,022,287
		$6,542,957
Insurance - Property & Casualty – 4.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,351,000	$1,398,077
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,577,000	1,538,245
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	511,000	527,903
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	1,009,000	1,021,611
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,069,000	1,052,684
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,564,000	1,608,217
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,620,000	2,658,053
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	883,000	899,181
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	1,069,000	1,038,305
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	1,144,000	1,147,357
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,529,000	2,611,104
Hub International Ltd., 5.625%, 12/01/2029 (n)	980,000	973,049
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,042,000	2,128,654
Hub International Ltd., 7.375%, 1/31/2032 (n)	740,000	770,524
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,933,000	3,033,008
		$22,405,972
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$2,086,000	$2,138,882
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$1,370,000	$1,455,625
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,289,000	3,446,846
		$4,902,471
6

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 4.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,375,000	$2,248,540
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	1,381,000	1,421,873
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,526,366
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	874,000	617,783
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,992,000	3,492,102
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,854,000	1,904,967
Encompass Health Corp., 5.75%, 9/15/2025	238,000	237,700
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,913,842
Encompass Health Corp., 4.625%, 4/01/2031	749,000	715,361
IQVIA, Inc., 5%, 5/15/2027 (n)	1,263,000	1,255,741
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,915,000	1,974,432
IQVIA, Inc., 6.25%, 6/01/2032 (n)	777,000	796,779
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	1,110,000	1,196,343
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	977,000	1,073,816
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	782,000	811,821
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,765,000	1,814,785
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,732,000	1,769,621
		$24,771,872
Medical Equipment – 1.2%
Insulet Corp., 6.5%, 4/01/2033 (n)	$1,990,000	$2,045,569
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	912,667
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,289,000	2,244,277
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,644,000	1,676,293
		$6,878,806
Metals & Mining – 2.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,747,688
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	1,129,000	1,101,463
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,050,000	4,731,349
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	2,151,000	2,248,122
Novelis, Inc., 4.75%, 1/30/2030 (n)	1,990,000	1,906,233
Novelis, Inc., 6.875%, 1/30/2030 (n)	1,032,000	1,063,420
Novelis, Inc., 3.875%, 8/15/2031 (n)	1,050,000	941,828
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	901,009	493,283
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,706,000	1,781,292
		$16,014,678
Midstream – 6.2%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	$1,527,000	$1,580,831
Buckeye Partners LP, 5.85%, 11/15/2043	575,000	511,204
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	2,135,000	2,221,914
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	901,000	890,668
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	2,545,000	2,654,433
NFE Financing LLC, 12%, 11/15/2029 (n)	1,197,248	424,149
NuStar Logistics LP, 6.375%, 10/01/2030	1,882,000	1,938,827
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,540,000	1,595,115
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	887,000	921,417
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,711,000	1,722,288
Sunoco LP, 7.25%, 5/01/2032 (n)	2,235,000	2,342,269
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,838,000	2,812,515
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,011,000	1,037,308
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,164,000	1,216,773
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	1,437,000	1,487,746
7

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		$1,684,000	$1,836,535
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		786,000	797,016
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,779,000	2,874,481
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,081,000	2,081,531
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		600,000	647,966
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		1,557,000	1,601,765
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		1,557,000	1,601,695
			$34,798,446
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$650,999
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		1,732,000	1,748,563
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,138,595
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	531,404
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		891,000	1,093,285
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	719,213
			$6,882,059
Oil Services – 0.9%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$2,004,000	$1,606,765
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,143,000	2,190,689
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,385,000	1,430,553
			$5,228,007
Pharmaceuticals – 0.8%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,304,000	$1,327,588
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,365,000	1,208,025
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	513,250
Grifols S.A., 7.125%, 5/01/2030	EUR	1,111,000	1,337,853
			$4,386,716
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$1,612,000	$1,562,348
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		619,000	641,493
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	998,036
			$3,201,877
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$2,050,000	$2,048,486
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,351,000	1,336,109
New Gold, Inc., 6.875%, 4/01/2032 (n)		1,602,000	1,644,027
			$5,028,622
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$683,000	$626,586
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,212,000	1,259,759
			$1,886,345
Real Estate - Other – 1.3%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,719,000	$1,653,586
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,909,000	2,999,866
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	327,791
8

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – continued
XHR LP, REIT, 4.875%, 6/01/2029 (n)		$2,126,000	$2,051,970
			$7,033,213
Restaurants – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,148,398
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,202,000	1,113,668
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,001,000	1,882,597
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,220,000	1,227,281
			$6,371,944
Retailers – 2.2%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,651,000	$1,721,291
L Brands, Inc., 6.625%, 10/01/2030 (n)		2,277,000	2,330,717
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		108,000	106,630
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		1,649,000	1,655,281
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,247,000	1,232,109
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,303,311
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,031,000	1,947,678
Parkland Corp., 6.625%, 8/15/2032 (n)		372,000	380,234
Penske Automotive Group Co., 3.75%, 6/15/2029		1,861,000	1,761,586
			$12,438,837
Specialty Stores – 1.2%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$638,499	$653,147
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		2,696,683	3,031,681
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		920,000	729,535
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,180,000	782,663
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,835,000	1,795,699
			$6,992,725
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$3,577,000	$3,645,950
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		2,342,000	2,444,135
			$6,090,085
Telecommunications - Wireless – 1.0%
Altice France S.A., 8.125%, 2/01/2027 (n)		$960,000	$889,655
Altice France S.A., 5.5%, 1/15/2028 (n)		2,092,000	1,859,265
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	620,205
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	244,242
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,677,000	1,785,166
			$5,398,533
Telephone Services – 1.0%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$930,617	$1,055,110
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		1,292,820	1,108,593
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		845,660	856,953
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,717,000	1,670,328
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		824,000	835,763
			$5,526,747
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$1,930,000	$2,021,739
9

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	1,596,000	$1,868,601
Utilities - Electric Power – 2.8%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,950,000	$1,928,800
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		3,385,000	3,089,687
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		463,000	474,575
PG&E Corp., 5.25%, 7/01/2030		2,988,000	2,866,107
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		858,000	827,955
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		517,000	513,791
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,918,000	1,892,173
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		425,000	407,402
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		1,118,000	1,082,315
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		1,561,000	1,591,914
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		448,000	469,907
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		391,000	414,137
			$15,558,763
Total Bonds (Identified Cost, $539,521,580)			$541,919,032
Common Stocks – 0.1%
Oil Services – 0.1%
LTRI Holdings LP (a)(u) (Identified Cost, $651,262)		3,300	$494,373

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	42,350	$26,007

Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $10,125,488)	10,125,488	$10,125,488
Other Assets, Less Liabilities – 1.2%		6,868,324
Net Assets – 100.0%		$559,433,224

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,125,488 and
$542,439,412, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$494,655,143, representing 88.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/21-12/19/24	$899,096	$493,283
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	6,803,907	EUR	5,809,769	Barclays Bank PLC	10/17/2025	$140,246
USD	2,382,577	EUR	2,033,419	Citibank N.A.	10/17/2025	50,296
USD	1,967,431	EUR	1,679,954	Deutsche Bank AG	10/17/2025	40,566
USD	1,125,110	EUR	959,410	State Street Corp.	10/17/2025	24,689
						$255,797
See Notes to Financial Statements
11

MFS High Yield Pooled Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $540,172,842)	$542,439,412
Investments in affiliated issuers, at value (identified cost, $10,125,488)	10,125,488
Cash	708,458
Foreign currency, at value (identified cost, $35)	35
Receivables for
Forward foreign currency exchange contracts	255,797
When-issued investments sold	656,933
Investments sold	3,316,374
Fund shares sold	2,654
Interest and dividends	9,880,456
Other assets	561
Total assets	$567,386,168
Liabilities
Payables for
Distributions	$52
Investments purchased	6,074,123
When-issued investments purchased	652,000
Fund shares reacquired	1,178,705
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	7
Accrued expenses and other liabilities	47,961
Total liabilities	$7,952,944
Net assets	$559,433,224
Net assets consist of
Paid-in capital	$683,245,065
Total distributable earnings (loss)	(123,811,841)
Net assets	$559,433,224
Shares of beneficial interest outstanding	66,578,226
Net asset value per share (net assets of $559,433,224 / 66,578,226 shares of beneficial interest outstanding)	$8.40
See Notes to Financial Statements
12

MFS High Yield Pooled Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/25 (unaudited) Net investment income (loss)
Income
Interest	$19,091,807
Dividends from affiliated issuers	313,846
Dividends from unaffiliated issuers	60,033
Other	14,412
Total investment income	$19,480,098
Expenses
Shareholder servicing costs	$15
Administrative services fee	8,679
Custodian fee	21,092
Shareholder communications	1,265
Audit and tax fees	27,127
Legal fees	1,543
Pricing service fees	4,778
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	10,584
Total expenses	$79,943
Fees paid indirectly	(201)
Net expenses	$79,742
Net investment income (loss)	$19,400,356
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,450,376)
Affiliated issuers	(1,675)
Forward foreign currency exchange contracts	(776,745)
Foreign currency	12,282
Net realized gain (loss)	$(2,216,514)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,707,863
Affiliated issuers	(1,076)
Forward foreign currency exchange contracts	294,561
Translation of assets and liabilities in foreign currencies	(5,499)
Net unrealized gain (loss)	$4,995,849
Net realized and unrealized gain (loss)	$2,779,335
Change in net assets from operations	$22,179,691
See Notes to Financial Statements
13

MFS High Yield Pooled Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25
Change in net assets
From operations
Net investment income (loss)	$19,400,356	$42,834,641
Net realized gain (loss)	(2,216,514)	(8,019,749)
Net unrealized gain (loss)	4,995,849	18,033,538
Change in net assets from operations	$22,179,691	$52,848,430
Total distributions to shareholders	$(19,953,363)	$(43,210,470)
Change in net assets from fund share transactions	$(21,821,212)	$(88,268,652)
Total change in net assets	$(19,594,884)	$(78,630,692)
Net assets
At beginning of period	579,028,108	657,658,800
At end of period	$559,433,224	$579,028,108
See Notes to Financial Statements
14

MFS High Yield Pooled Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$8.37	$8.24	$8.05	$8.88	$9.25	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.57	$0.53	$0.47	$0.47	$0.50
Net realized and unrealized gain (loss)	0.03	0.14	0.20	(0.82)	(0.34)	(0.06)(g)
Total from investment operations	$0.32	$0.71	$0.73	$(0.35)	$0.13	$0.44
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.58)	$(0.54)	$(0.48)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$8.40	$8.37	$8.24	$8.05	$8.88	$9.25
Total return (%) (s)(x)	3.96 (n)	8.89	9.46	(3.84)	1.39	5.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.03 (a)	0.03	0.02	0.02	0.02	0.02
Net investment income (loss)	6.96 (a)	6.91	6.63	5.77	5.09	5.58
Portfolio turnover rate	27 (n)	56	44	25	60	66
Net assets at end of period (000 omitted)	$559,433	$579,028	$657,659	$726,615	$997,366	$1,228,318

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
16

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$494,373	$494,373
United Kingdom	—	26,007	—	26,007
U.S. Corporate Bonds	—	455,607,535	—	455,607,535
Foreign Bonds	—	86,311,497	—	86,311,497
Investment Companies	10,125,488	—	—	10,125,488
Total	$10,125,488	$541,945,039	$494,373	$552,564,900

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$255,797	$—	$255,797
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$750,981
Change in unrealized appreciation or depreciation	(256,608)
Balance as of 7/31/25	$494,373
At July 31, 2025, the fund held one level 3 security.
17

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$255,797
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(776,745)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$294,561
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit
18

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
19

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$43,210,470
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$551,210,735
Gross appreciation	9,883,310
Gross depreciation	(8,529,145)
Net unrealized appreciation (depreciation)	$1,354,165
As of 1/31/25
Undistributed ordinary income	4,107,995
Capital loss carryforwards	(122,621,280)
Other temporary differences	(3,391,898)
Net unrealized appreciation (depreciation)	(4,132,986)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(11,671,449)
Long-Term	(110,949,831)
Total	$(122,621,280)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2025, these costs amounted to $15.
20

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.0031% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $149,184,275 and $174,261,843, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/25		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold	2,531,635	$20,686,941	1,780,399	$14,727,846
Shares issued to shareholders in reinvestment of distributions	2,397,635	19,953,363	5,210,874	43,207,316
Shares reacquired	(7,516,036)	(62,461,516)	(17,626,873)	(146,203,814)
Net change	(2,586,766)	$(21,821,212)	(10,635,600)	$(88,268,652)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 77% and 23%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2025, the fund’s commitment fee and interest expense were $1,358 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
21

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended July 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,373,051	$78,166,727	$76,411,539	$(1,675)	$(1,076)	$10,125,488

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$313,846	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS High Yield Pooled Portfolio
Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS High Yield Pooled Portfolio
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratioof the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Income Fund
Portfolio of Investments − 7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.1%
Aerospace & Defense – 3.1%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$6,847,000	$6,992,850
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		2,241,000	2,295,838
Bombardier, Inc., 7.5%, 2/01/2029 (n)		3,306,000	3,433,254
Bombardier, Inc., 8.75%, 11/15/2030 (n)		2,884,000	3,103,542
Bombardier, Inc., 7.25%, 7/01/2031 (n)		3,410,000	3,560,742
Bombardier, Inc., 7%, 6/01/2032 (n)		2,523,000	2,610,016
Bombardier, Inc., 6.75%, 6/15/2033 (n)		3,287,000	3,378,448
TransDigm, Inc., 6.75%, 8/15/2028 (n)		3,860,000	3,938,597
TransDigm, Inc., 4.625%, 1/15/2029		5,775,000	5,646,299
TransDigm, Inc., 6.375%, 3/01/2029 (n)		3,773,000	3,861,481
TransDigm, Inc., 6.875%, 12/15/2030 (n)		9,903,000	10,263,192
TransDigm, Inc., 6.375%, 5/31/2033 (n)		11,468,000	11,540,845
			$60,625,104
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.875% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$962,298	$96
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 6.075% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)		3,077,662	308
			$404
Automotive – 2.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$10,465,000	$9,564,375
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		3,670,000	3,783,880
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	3,196,000	3,687,778
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$5,539,000	5,423,025
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		6,554,000	5,172,686
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		4,488,000	4,590,046
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		4,590,000	4,884,846
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		5,102,000	3,506,129
Wabash National Corp., 4.5%, 10/15/2028 (n)		6,248,000	5,592,354
			$46,205,119
Broadcasting – 2.2%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$6,897,000	$7,152,313
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		4,594,000	4,478,002
Gray Media, Inc., 9.625%, 7/15/2032 (n)		4,529,000	4,568,725
Gray Media, Inc., 7.25%, 8/15/2033 (n)		2,840,000	2,825,063
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		6,768,000	6,514,319
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		2,350,000	2,086,270
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		6,125,000	6,247,558
Univision Communications, Inc., 8%, 8/15/2028 (n)		3,409,000	3,502,124
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		6,527,000	6,628,625
			$44,002,999
MFHFS-SEM
1

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$7,167,000	$7,364,014
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		5,509,000	6,007,118
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		2,705,000	2,705,095
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		4,310,000	4,288,450
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		2,614,000	2,778,044
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		11,820,000	11,727,382
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		1,064,000	1,076,833
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		3,248,000	3,300,645
			$39,247,581
Building – 4.7%
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		$5,735,000	$6,086,120
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		6,163,000	6,267,581
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		2,265,000	2,264,643
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		4,003,000	4,104,275
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		4,999,000	3,681,026
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		2,822,000	2,586,760
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		7,164,000	6,719,017
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		6,112,000	6,170,253
Knife River Corp., 7.75%, 5/01/2031 (n)		7,114,000	7,464,464
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		4,434,000	3,890,835
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		1,873,000	1,912,305
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		6,798,000	6,470,626
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,209,000	2,214,522
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		8,637,000	8,642,761
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		6,914,000	7,090,964
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		3,429,000	3,501,547
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,811,000	1,786,116
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		3,609,000	3,416,781
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		7,664,000	7,643,270
			$91,913,866
Business Services – 2.0%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	3,071,000	$3,736,407
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$6,329,000	6,221,735
CACI International, Inc., 6.375%, 6/15/2033 (n)		6,950,000	7,106,660
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		5,087,000	5,061,109
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		4,860,000	4,796,627
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		4,480,000	4,556,509
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		6,612,000	6,830,163
			$38,309,210
Cable TV – 4.4%
Cable One, Inc., 4%, 11/15/2030 (n)		$6,151,000	$4,736,510
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		19,999,000	19,002,924
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		12,268,000	11,478,189
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		3,734,000	3,388,099
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		3,574,000	3,079,545
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		7,540,000	6,933,095
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		4,090,000	2,016,524
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		3,025,000	2,033,528
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		2,447,000	2,382,619
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		1,773,000	1,709,839
DISH DBS Corp., 7.75%, 7/01/2026		3,802,000	3,379,027
2

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
DISH DBS Corp., 5.125%, 6/01/2029		$3,990,000	$2,962,425
DISH Network Corp., 11.75%, 11/15/2027 (n)		3,630,000	3,780,431
EchoStar Corp., 10.75%, 11/30/2029		6,077,534	6,404,201
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		5,484,000	4,943,459
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		10,139,000	8,845,413
			$87,075,828
Chemicals – 2.3%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$6,331,000	$6,625,637
Chemours Co., 4.625%, 11/15/2029 (n)		8,558,000	7,248,304
Chemours Co., 8%, 1/15/2033 (n)		2,322,000	2,159,973
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		1,100,000	1,075,636
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		7,571,000	6,339,817
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	5,940,000	6,754,831
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$8,144,000	8,050,979
SNF Group SACA, 3.375%, 3/15/2030 (n)		8,369,000	7,685,281
			$45,940,458
Computer Software – 1.5%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$7,636,000	$7,899,228
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		1,668,000	1,726,148
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		7,417,000	7,897,852
Fair Isaac Corp., 6%, 5/15/2033 (n)		5,939,000	5,966,887
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		5,860,000	5,671,191
			$29,161,306
Computer Software - Systems – 1.4%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$3,431,000	$3,485,553
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		2,100,000	2,162,937
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		1,703,000	1,795,388
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		6,953,000	6,954,514
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		2,203,000	2,265,208
Virtusa Corp., 7.125%, 12/15/2028 (n)		3,828,000	3,657,231
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		7,174,000	7,353,185
			$27,674,016
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$4,473,000	$4,544,384
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		1,433,000	1,386,832
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		6,226,000	6,348,086
Gates Corp., 6.875%, 7/01/2029 (n)		4,572,000	4,704,954
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		4,654,000	4,802,630
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		6,348,000	6,556,252
			$28,343,138
Construction – 1.1%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$6,712,000	$6,845,087
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,226,000	2,210,004
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		3,689,000	3,539,077
New Home Co., 8.5%, 11/01/2030 (n)		4,677,000	4,775,081
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,879,000	4,694,805
			$22,064,054
3

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 3.4%
Acushnet Co., 7.375%, 10/15/2028 (n)		$5,636,000	$5,871,534
Amer Sports Co., 6.75%, 2/16/2031 (n)		7,724,000	8,032,234
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		4,523,000	3,754,090
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		5,315,000	5,622,977
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		4,566,000	4,328,802
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		2,506,000	2,067,104
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		2,893,000	3,031,498
Newell Brands, Inc., 6.375%, 5/15/2030		6,250,000	6,056,497
Newell Brands, Inc., 6.625%, 5/15/2032		3,575,000	3,418,874
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	2,694,000	3,166,840
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$2,928,000	2,957,385
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		8,806,000	8,898,163
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		4,937,000	4,895,840
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		5,568,000	5,095,311
			$67,197,149
Consumer Services – 3.0%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$2,840,000	$2,907,496
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		6,517,000	6,833,967
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		2,220,000	2,311,908
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		6,936,000	6,619,568
Garda World Security Corp., 8.375%, 11/15/2032 (n)		6,936,000	7,144,642
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		8,204,000	7,700,229
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		7,408,000	7,482,279
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		4,757,000	3,993,974
Service Corp. International, 5.75%, 10/15/2032		7,823,000	7,841,541
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		5,130,000	4,771,446
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		1,114,000	1,146,357
			$58,753,407
Containers – 1.2%
Ball Corp., 6%, 6/15/2029		$4,535,000	$4,615,628
Ball Corp., 2.875%, 8/15/2030		8,993,000	8,078,325
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		4,817,000	4,916,123
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		6,405,000	6,476,973
			$24,087,049
Electrical Equipment – 0.4%
CommScope LLC, 4.75%, 9/01/2029 (n)		$1,694,000	$1,644,959
CommScope LLC, 9.5%, 12/15/2031 (n)		2,973,000	3,130,763
CommScope Technologies LLC, 5%, 3/15/2027 (n)		2,884,000	2,824,125
			$7,599,847
Electronics – 0.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		$5,173,000	$5,488,481
Energy - Independent – 4.3%
Chord Energy Corp., 6.75%, 3/15/2033 (n)		$5,427,000	$5,535,662
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		4,160,000	4,277,836
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		1,795,000	1,831,322
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		3,345,000	3,386,273
CNX Resources Corp., 7.25%, 3/01/2032 (n)		4,649,000	4,793,147
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		9,336,000	9,230,493
4

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	$7,257,000	$7,374,989
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	3,952,000	3,874,634
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	6,959,000	7,031,485
Matador Resources Co., 6.875%, 4/15/2028 (n)	6,360,000	6,464,142
Matador Resources Co., 6.5%, 4/15/2032 (n)	2,537,000	2,544,484
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	5,699,000	5,702,482
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	3,801,000	3,924,985
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	1,922,000	1,933,432
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	6,130,000	6,395,539
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	5,508,000	4,834,434
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	4,549,000	4,526,441
		$83,661,780
Entertainment – 2.2%
Life Time, Inc., 6%, 11/15/2031 (n)	$7,182,000	$7,235,002
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	5,680,000	5,919,640
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	523,000	523,942
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	7,212,000	7,298,645
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	3,947,000	4,054,045
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	8,000,000	8,146,456
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	2,142,000	2,140,617
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,423,000	7,373,739
		$42,692,086
Financial Institutions – 6.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$6,915,454	$6,825,082
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	8,777,000	9,141,403
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	2,338,000	2,386,234
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,721,000	2,877,686
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	4,810,000	4,870,943
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	4,351,000	4,369,875
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,333,000	5,558,515
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	6,782,000	6,765,628
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	4,279,000	4,536,887
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	5,606,000	5,788,967
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	5,498,000	5,552,980
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,423,000	2,453,108
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	5,691,000	5,937,665
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	5,639,000	5,454,247
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	5,287,000	5,292,477
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	4,801,000	4,910,508
OneMain Finance Corp., 6.625%, 5/15/2029	5,494,000	5,610,954
OneMain Finance Corp., 5.375%, 11/15/2029	5,093,000	4,993,910
OneMain Finance Corp., 7.5%, 5/15/2031	2,389,000	2,489,740
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	12,165,000	12,398,702
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	3,945,000	4,133,597
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	3,850,000	3,903,717
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	3,850,000	3,926,935
Rocket Cos., Inc., 4%, 10/15/2033 (n)	1,816,000	1,606,670
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	3,359,000	3,483,733
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	5,187,000	5,288,302
		$130,558,465
5

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.7%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$2,039,000	$2,154,432
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	3,704,000	3,914,272
Performance Food Group Co., 5.5%, 10/15/2027 (n)	5,184,000	5,176,028
Performance Food Group Co., 6.125%, 9/15/2032 (n)	3,848,000	3,907,594
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,094,000	9,641,821
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	3,035,000	3,038,803
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	9,851,000	9,502,302
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	9,515,000	9,318,401
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	1,462,000	1,448,554
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	4,792,000	4,698,644
		$52,800,851
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$7,704,000	$7,796,926
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	5,369,000	5,819,335
		$13,616,261
Gaming & Lodging – 3.6%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$5,873,000	$5,871,226
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	11,899,000	11,869,613
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	11,580,000	11,421,010
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,399,000	5,769,505
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	2,803,000	2,824,034
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	9,017,000	8,598,348
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	7,849,000	7,616,791
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	7,594,000	7,510,803
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	7,065,000	7,010,527
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	1,693,000	1,800,688
		$70,292,545
Industrial – 1.1%
AECOM, 6%, 8/01/2033 (n)	$8,511,000	$8,580,194
APi Escrow Corp., 4.75%, 10/15/2029 (n)	10,462,000	10,077,387
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	3,481,000	3,465,025
		$22,122,606
Insurance - Property & Casualty – 3.9%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$4,578,000	$4,737,525
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	5,116,000	4,990,274
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	1,692,000	1,747,970
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	3,742,000	3,788,771
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	4,248,000	4,183,164
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,848,000	4,985,063
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	8,740,000	8,866,940
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	2,925,000	2,978,601
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	3,999,000	3,884,173
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	3,885,000	3,896,398
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	8,712,000	8,994,835
Hub International Ltd., 5.625%, 12/01/2029 (n)	3,051,000	3,029,358
Hub International Ltd., 7.25%, 6/15/2030 (n)	6,771,000	7,058,334
Hub International Ltd., 7.375%, 1/31/2032 (n)	2,913,000	3,033,157
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	9,931,000	10,269,621
		$76,444,184
6

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$7,258,000	$7,441,998
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$4,650,000	$4,940,625
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	11,477,000	12,027,804
		$16,968,429
Medical & Health Technology & Services – 4.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$8,025,000	$7,597,699
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	4,563,000	4,698,051
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	5,049,000	5,264,087
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,317,000	2,344,607
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	13,390,000	11,713,237
Concentra, Inc., 6.875%, 7/15/2032 (n)	6,252,000	6,423,869
Encompass Health Corp., 5.75%, 9/15/2025	673,000	672,152
Encompass Health Corp., 4.75%, 2/01/2030	6,698,000	6,546,944
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,193,837
IQVIA, Inc., 5%, 5/15/2027 (n)	4,355,000	4,329,969
IQVIA, Inc., 6.5%, 5/15/2030 (n)	6,697,000	6,904,842
IQVIA, Inc., 6.25%, 6/01/2032 (n)	2,704,000	2,772,830
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	3,785,000	4,079,422
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	3,548,000	3,899,589
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	2,313,000	2,401,204
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	6,141,000	6,314,219
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	5,946,000	6,075,153
		$84,231,711
Medical Equipment – 1.2%
Insulet Corp., 6.5%, 4/01/2033 (n)	$6,922,000	$7,115,290
Medline Borrower LP, 3.875%, 4/01/2029 (n)	2,747,000	2,619,746
Medline Borrower LP, 5.25%, 10/01/2029 (n)	7,992,000	7,835,851
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	6,232,000	6,354,415
		$23,925,302
Metals & Mining – 2.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,198,000	$5,842,596
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	3,918,000	3,822,438
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,465,000	16,362,971
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	7,482,000	7,819,829
Novelis, Inc., 4.75%, 1/30/2030 (n)	6,620,000	6,341,336
Novelis, Inc., 6.875%, 1/30/2030 (n)	3,868,000	3,985,765
Novelis, Inc., 3.875%, 8/15/2031 (n)	3,318,000	2,976,176
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	2,962,036	1,621,651
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	5,634,000	5,882,648
		$54,655,410
Midstream – 6.1%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	$5,179,000	$5,361,575
Buckeye Partners LP, 5.85%, 11/15/2043	1,949,000	1,732,760
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	7,221,000	7,514,960
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	3,060,000	3,024,912
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	8,734,000	9,109,553
NFE Financing LLC, 12%, 11/15/2029 (n)	3,951,174	1,399,782
7

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
NuStar Logistics LP, 6.375%, 10/01/2030		$6,671,000	$6,872,431
Prairie Acquiror LP, 9%, 8/01/2029 (n)		5,273,000	5,461,715
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		3,045,000	3,163,152
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		5,916,000	5,955,028
Sunoco LP, 7.25%, 5/01/2032 (n)		7,617,000	7,982,578
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,448,000	9,363,159
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		4,019,000	4,123,582
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		3,947,000	4,125,949
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		4,929,000	5,103,061
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,500,941
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		2,765,000	2,803,752
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		9,440,000	9,764,340
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		7,195,000	7,196,835
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		1,997,000	2,156,647
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		5,493,000	5,650,930
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		5,277,000	5,428,479
			$119,796,121
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$2,635,000	$2,018,097
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		5,700,000	5,754,509
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,007,000	7,112,070
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,851,648
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		2,469,000	3,029,541
Iliad Holding S.A.S., 6.875%, 4/15/2031		500,000	613,516
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,266,000	2,372,253
			$22,751,634
Oil Services – 0.9%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$6,838,000	$5,482,565
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		7,457,000	7,622,943
Valaris Ltd., 8.375%, 4/30/2030 (n)		4,820,000	4,978,531
			$18,084,039
Pharmaceuticals – 0.7%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$4,447,000	$4,527,441
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		4,390,000	3,885,150
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,314,000	1,488,296
Grifols S.A., 7.125%, 5/01/2030	EUR	3,670,000	4,419,371
			$14,320,258
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$4,988,000	$4,834,362
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		1,844,000	1,911,007
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		3,680,000	3,802,040
			$10,547,409
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$6,792,000	$6,786,983
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		4,579,000	4,528,531
New Gold, Inc., 6.875%, 4/01/2032 (n)		5,503,000	5,647,367
			$16,962,881
8

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$2,310,000	$2,119,201
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		4,199,000	4,364,461
			$6,483,662
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$6,055,000	$5,824,587
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,598,000	9,897,803
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		1,120,000	1,143,693
XHR LP, REIT, 4.875%, 6/01/2029 (n)		7,035,000	6,790,033
			$23,656,116
Restaurants – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$7,456,000	$7,620,576
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		4,284,000	3,969,179
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,787,000	6,385,401
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		4,006,000	4,029,908
			$22,005,064
Retailers – 2.1%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$5,599,000	$5,837,376
L Brands, Inc., 6.625%, 10/01/2030 (n)		7,595,000	7,774,174
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		417,000	411,710
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		5,591,000	5,612,297
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		4,166,000	4,116,254
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	3,305,000	3,559,871
Parkland Corp., 4.625%, 5/01/2030 (n)		$6,824,000	6,544,043
Parkland Corp., 6.625%, 8/15/2032 (n)		1,109,000	1,133,546
Penske Automotive Group Co., 3.75%, 6/15/2029		6,313,000	5,975,762
			$40,965,033
Specialty Stores – 1.2%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$1,987,905	$2,033,510
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		9,443,458	10,616,581
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		3,236,000	2,566,060
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,535,000	2,344,671
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		6,260,000	6,125,927
			$23,686,749
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$12,442,000	$12,681,832
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		7,998,000	8,346,793
			$21,028,625
Telecommunications - Wireless – 0.9%
Altice France S.A., 8.125%, 2/01/2027 (n)		$3,340,000	$3,095,256
Altice France S.A., 5.5%, 1/15/2028 (n)		7,425,000	6,598,969
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,654,745
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	597,000	721,843
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$5,532,000	5,888,814
			$17,959,627
9

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 1.0%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$3,067,139	$3,477,445
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		4,326,683	3,710,131
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		3,286,899	3,330,794
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		5,643,000	5,489,609
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		3,143,000	3,187,866
			$19,195,845
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$6,541,000	$6,851,913
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	4,875,000	$5,707,662
Avis Budget Finance PLC, 7.25%, 7/31/2030		680,000	796,146
			$6,503,808
Utilities - Electric Power – 2.7%
Calpine Corp., 4.5%, 2/15/2028 (n)		$6,433,000	$6,363,062
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		11,651,000	10,634,548
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		1,593,000	1,632,825
PG&E Corp., 5.25%, 7/01/2030		10,150,000	9,735,939
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		2,900,000	2,798,449
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,664,000	1,653,672
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		6,745,000	6,654,176
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,494,000	1,432,138
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		3,689,000	3,571,253
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		5,169,000	5,271,365
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,701,000	1,784,177
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		1,369,000	1,450,009
			$52,981,613
Total Bonds (Identified Cost, $1,840,453,649)			$1,846,881,041
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $29,202,000)		785,000	$29,351,150
Common Stocks – 0.0%
Oil Services – 0.0%
LTRI Holdings LP (a)(u) (Identified Cost, $641,394)		3,250	$486,883

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	62,563	$38,420

10

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $60,671,128)	60,671,041	$60,671,041
Other Assets, Less Liabilities – 1.3%		25,553,041
Net Assets – 100.0%		$1,962,981,576

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,671,041 and
$1,876,757,494, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,685,021,030, representing 85.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/2021-3/29/2022	$2,958,498	$1,621,651
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	24,273,165	EUR	20,726,543	Barclays Bank PLC	10/17/2025	$500,333
USD	8,499,924	EUR	7,254,290	Citibank N.A.	10/17/2025	179,433
USD	7,018,877	EUR	5,993,293	Deutsche Bank AG	10/17/2025	144,718
USD	3,945,188	EUR	3,363,483	State Street Corp.	10/17/2025	87,356
						$911,840
See Notes to Financial Statements
11

MFS High Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,870,297,043)	$1,876,757,494
Investments in affiliated issuers, at value (identified cost, $60,671,128)	60,671,041
Cash	373,658
Foreign currency, at value (identified cost, $137)	137
Receivables for
Forward foreign currency exchange contracts	911,840
When-issued investments sold	2,290,199
Investments sold	11,169,679
Fund shares sold	1,238,942
Interest and dividends	33,673,697
Other assets	39,050
Total assets	$1,987,125,737
Liabilities
Payables for
Distributions	$100,039
Investments purchased	18,963,793
When-issued investments purchased	2,273,000
Fund shares reacquired	2,365,438
Payable to affiliates
Investment adviser	47,171
Administrative services fee	1,415
Shareholder servicing costs	253,934
Distribution and service fees	10,590
Accrued expenses and other liabilities	128,781
Total liabilities	$24,144,161
Net assets	$1,962,981,576
Net assets consist of
Paid-in capital	$2,205,091,615
Total distributable earnings (loss)	(242,110,039)
Net assets	$1,962,981,576
Shares of beneficial interest outstanding	628,392,364

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$727,504,026	232,774,382	$3.13
Class B	996,037	318,360	3.13
Class C	9,800,649	3,126,574	3.13
Class I	142,807,256	45,835,624	3.12
Class R1	682,964	218,367	3.13
Class R2	1,173,511	377,473	3.11
Class R3	698,668	224,254	3.12
Class R4	227,475	72,582	3.13
Class R6	1,079,090,990	345,444,748	3.12

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.27 [100 / 95.75 x $3.13]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
12

MFS High Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/25 (unaudited) Net investment income (loss)
Income
Interest	$63,161,345
Dividends from affiliated issuers	1,609,686
Dividends from unaffiliated issuers	197,341
Other	50,988
Total investment income	$65,019,360
Expenses
Management fee	$4,277,708
Distribution and service fees	944,417
Shareholder servicing costs	579,752
Administrative services fee	126,503
Independent Trustees' compensation	24,525
Custodian fee	55,299
Shareholder communications	47,560
Audit and tax fees	50,889
Legal fees	4,720
Miscellaneous	132,858
Total expenses	$6,244,231
Fees paid indirectly	(1,279)
Reduction of expenses by investment adviser and distributor	(132,234)
Net expenses	$6,110,718
Net investment income (loss)	$58,908,642
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,187,989)
Affiliated issuers	(4,349)
Forward foreign currency exchange contracts	(2,729,186)
Foreign currency	35,649
Net realized gain (loss)	$(6,885,875)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,025,479
Affiliated issuers	(11,704)
Forward foreign currency exchange contracts	1,069,821
Translation of assets and liabilities in foreign currencies	(16,530)
Net unrealized gain (loss)	$15,067,066
Net realized and unrealized gain (loss)	$8,181,191
Change in net assets from operations	$67,089,833
See Notes to Financial Statements
13

MFS High Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25
Change in net assets
From operations
Net investment income (loss)	$58,908,642	$114,548,021
Net realized gain (loss)	(6,885,875)	(14,016,771)
Net unrealized gain (loss)	15,067,066	45,047,997
Change in net assets from operations	$67,089,833	$145,579,247
Total distributions to shareholders	$(59,179,572)	$(116,241,451)
Change in net assets from fund share transactions	$34,847,473	$108,066,803
Total change in net assets	$42,757,734	$137,404,599
Net assets
At beginning of period	1,920,223,842	1,782,819,243
At end of period	$1,962,981,576	$1,920,223,842
See Notes to Financial Statements
14

MFS High Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.17	$0.14	$0.13	$0.14
Net realized and unrealized gain (loss)	0.02	0.06	0.06	(0.30)	(0.11)	0.01
Total from investment operations	$0.11	$0.24	$0.23	$(0.16)	$0.02	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.17)	$(0.15)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.13	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	3.71 (n)	7.98	8.13	(4.60)	0.48	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87 (a)	0.88	0.88	0.89	0.90	0.93
Expenses after expense reductions (f)	0.86 (a)	0.86	0.87	0.87	0.89	0.91
Net investment income (loss)	6.06 (a)	5.98	5.68	4.69	3.88	4.34
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$727,504	$712,966	$659,654	$625,602	$679,622	$612,075

Class B	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44	$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.15	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	0.02	0.05	0.06	(0.30)	(0.12)	0.00 (w)
Total from investment operations	$0.10	$0.21	$0.21	$(0.18)	$(0.01)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.15)	$(0.13)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$3.13	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	3.32 (n)	7.18	7.34	(5.31)	(0.28)	3.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62 (a)	1.63	1.63	1.64	1.65	1.68
Expenses after expense reductions (f)	1.61 (a)	1.61	1.62	1.62	1.64	1.67
Net investment income (loss)	5.32 (a)	5.26	4.93	3.91	3.15	3.63
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$996	$1,339	$2,315	$2,986	$4,729	$6,914

See Notes to Financial Statements
15

MFS High Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.12	$3.07	$3.01	$3.32	$3.45	$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.15	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	0.01	0.05	0.06	(0.30)	(0.12)	0.01
Total from investment operations	$0.09	$0.21	$0.21	$(0.18)	$(0.01)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.15)	$(0.13)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$3.13	$3.12	$3.07	$3.01	$3.32	$3.45
Total return (%) (r)(s)(t)(x)	2.99 (n)	7.18	7.32	(5.29)	(0.27)	3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62 (a)	1.63	1.63	1.64	1.65	1.68
Expenses after expense reductions (f)	1.61 (a)	1.61	1.62	1.62	1.64	1.67
Net investment income (loss)	5.31 (a)	5.23	4.93	3.92	3.15	3.61
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$9,801	$10,125	$9,778	$11,888	$16,636	$21,918

Class I	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.10	$3.05	$2.99	$3.30	$3.43	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.17	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss)	0.02	0.05	0.07	(0.30)	(0.11)	0.01
Total from investment operations	$0.12	$0.24	$0.24	$(0.15)	$0.03	$0.16
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.19)	$(0.18)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.12	$3.10	$3.05	$2.99	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	3.84 (n)	8.25	8.41	(4.38)	0.71	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62 (a)	0.63	0.63	0.63	0.65	0.68
Expenses after expense reductions (f)	0.61 (a)	0.61	0.62	0.62	0.64	0.66
Net investment income (loss)	6.30 (a)	6.23	5.91	4.93	4.13	4.55
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$142,807	$136,995	$127,672	$189,210	$208,682	$216,905

See Notes to Financial Statements
16

MFS High Income Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.15	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	0.02	0.05	0.06	(0.30)	(0.12)	0.01
Total from investment operations	$0.10	$0.21	$0.21	$(0.18)	$(0.01)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.15)	$(0.13)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$3.13	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	3.32 (n)	7.18	7.33	(5.32)	(0.28)	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62 (a)	1.63	1.63	1.64	1.65	1.68
Expenses after expense reductions (f)	1.61 (a)	1.61	1.62	1.62	1.64	1.67
Net investment income (loss)	5.32 (a)	5.23	4.93	3.94	3.14	3.60
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$683	$826	$775	$695	$946	$957

Class R2	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.09	$3.04	$2.98	$3.29	$3.43	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.16	$0.13	$0.13	$0.14
Net realized and unrealized gain (loss)	0.02	0.05	0.07	(0.29)	(0.13)	(0.01)
Total from investment operations	$0.11	$0.23	$0.23	$(0.16)	$0.00	$0.13
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.18)	$(0.17)	$(0.15)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$3.11	$3.09	$3.04	$2.98	$3.29	$3.43
Total return (%) (r)(s)(t)(x)	3.58 (n)	7.73	7.88	(4.90)	(0.09)	4.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12 (a)	1.13	1.13	1.14	1.16	1.18
Expenses after expense reductions (f)	1.11 (a)	1.11	1.12	1.12	1.15	1.17
Net investment income (loss)	5.80 (a)	5.75	5.43	4.44	3.67	4.10
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$1,174	$1,061	$1,485	$1,606	$2,029	$13,943

See Notes to Financial Statements
17

MFS High Income Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.10	$3.05	$2.99	$3.30	$3.43	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.17	$0.14	$0.13	$0.14
Net realized and unrealized gain (loss)	0.02	0.06	0.06	(0.30)	(0.11)	0.00 (w)
Total from investment operations	$0.11	$0.24	$0.23	$(0.16)	$0.02	$0.14
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.17)	$(0.15)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.12	$3.10	$3.05	$2.99	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	3.71 (n)	8.00	8.14	(4.63)	0.46	4.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87 (a)	0.88	0.88	0.89	0.90	0.93
Expenses after expense reductions (f)	0.86 (a)	0.86	0.87	0.87	0.89	0.92
Net investment income (loss)	6.06 (a)	6.00	5.68	4.60	3.90	4.31
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$699	$677	$909	$1,295	$2,574	$2,929

Class R4	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.12	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.18	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss)	0.01	0.07	0.06	(0.30)	(0.11)	0.01
Total from investment operations	$0.11	$0.26	$0.24	$(0.15)	$0.03	$0.16
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.13	$3.12	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	3.50 (n)	8.59	8.39	(4.35)	0.72	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62 (a)	0.63	0.63	0.64	0.65	0.68
Expenses after expense reductions (f)	0.60 (a)	0.61	0.62	0.62	0.64	0.67
Net investment income (loss)	6.27 (a)	6.27	5.93	4.95	4.15	4.63
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$227	$190	$415	$362	$371	$555

See Notes to Financial Statements
18

MFS High Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.18	$0.15	$0.15	$0.16
Net realized and unrealized gain (loss)	0.01	0.05	0.06	(0.30)	(0.12)	0.00 (w)
Total from investment operations	$0.11	$0.25	$0.24	$(0.15)	$0.03	$0.16
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.12	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	3.56 (n)	8.37	8.52	(4.25)	0.84	5.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52 (a)	0.52	0.52	0.52	0.54	0.57
Expenses after expense reductions (f)	0.50 (a)	0.51	0.51	0.51	0.53	0.56
Net investment income (loss)	6.41 (a)	6.34	6.04	5.05	4.25	4.69
Portfolio turnover rate	29 (n)	57	48	33	64	50
Net assets at end of period (000 omitted)	$1,079,091	$1,056,046	$979,817	$919,902	$1,048,137	$1,123,867

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
19

MFS High Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
20

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$486,883	$486,883
United Kingdom	—	38,420	—	38,420
U.S. Corporate Bonds	—	1,552,644,957	—	1,552,644,957
Commercial Mortgage-Backed Securities	—	404	—	404
Foreign Bonds	—	294,235,680	—	294,235,680
Investment Companies	90,022,191	—	—	90,022,191
Total	$90,022,191	$1,846,919,461	$486,883	$1,937,428,535

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$911,840	$—	$911,840
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
21

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Equity Securities
Balance as of 1/31/25	$739,603
Change in unrealized appreciation or depreciation	(252,720)
Balance as of 7/31/25	$486,883
At July 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$911,840
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,729,186)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$1,069,821
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
22

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is
23

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$116,241,451
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$1,933,941,385
Gross appreciation	34,505,311
Gross depreciation	(31,018,161)
Net unrealized appreciation (depreciation)	$3,487,150
As of 1/31/25
Undistributed ordinary income	8,724,738
Capital loss carryforwards	(234,865,629)
Other temporary differences	(9,850,992)
Net unrealized appreciation (depreciation)	(14,028,417)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(19,426,130)
Long-Term	(215,439,499)
Total	$(234,865,629)
24

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/25	Year ended 1/31/25
Class A	$21,483,473	$41,382,629
Class B	29,616	97,960
Class C	260,646	534,527
Class I	4,371,445	8,153,545
Class R1	18,568	43,760
Class R2	33,001	80,260
Class R3	20,615	43,059
Class R4	6,759	14,821
Class R6	32,955,449	65,890,890
Total	$59,179,572	$116,241,451
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2026. For the six months ended July 31, 2025, this management fee reduction amounted to $131,246, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,687 for the six months ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
25

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$882,819
Class B	0.75%	0.25%	1.00%	1.00%	5,545
Class C	0.75%	0.25%	1.00%	1.00%	48,897
Class R1	0.75%	0.25%	1.00%	1.00%	3,478
Class R2	0.25%	0.25%	0.50%	0.50%	2,831
Class R3	—	0.25%	0.25%	0.25%	847
Total Distribution and Service Fees					$944,417
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2025, this rebate amounted to $978, $2, and $8 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2025, were as follows:
Amount
Class A	$14,140
Class B	5
Class C	476
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2025, the fee was $105,853, which equated to 0.0113% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $473,899.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
26

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$9
8/19/2024	Redemption	Class B	2	7
8/19/2024	Redemption	Class C	2	7
8/19/2024	Redemption	Class I	8	25
8/19/2024	Redemption	Class R2	9	29
(4) Portfolio Securities
For the six months ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $550,962,234 and $522,108,049, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/25		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,851,094	$48,991,132	38,099,811	$117,402,511
Class B	6,841	21,280	12,534	38,296
Class C	288,228	891,318	1,207,135	3,721,076
Class I	6,831,659	21,046,596	12,869,121	39,559,800
Class R1	10,101	31,339	18,847	57,964
Class R2	58,238	179,296	36,178	110,532
Class R3	4,575	14,092	64,381	197,956
Class R4	13,832	41,947	18,914	58,938
Class R6	25,947,144	80,483,933	34,463,843	106,148,451
	49,011,712	$151,700,933	86,790,764	$267,295,524
Shares issued to shareholders in reinvestment of distributions
Class A	6,832,063	$21,143,216	13,197,583	$40,639,973
Class B	9,074	28,121	30,780	94,733
Class C	80,855	250,911	166,505	514,254
Class I	1,384,907	4,272,197	2,571,029	7,894,015
Class R1	5,989	18,553	14,195	43,760
Class R2	10,716	33,001	26,218	80,244
Class R3	6,683	20,615	14,035	43,053
Class R4	2,177	6,759	4,801	14,771
Class R6	10,598,288	32,781,359	21,294,580	65,552,904
	18,930,752	$58,554,732	37,319,726	$114,877,707
Shares reacquired
Class A	(19,185,751)	$(59,165,787)	(37,561,985)	$(115,626,833)
Class B	(127,523)	(392,675)	(368,713)	(1,136,755)
Class C	(488,869)	(1,514,249)	(1,312,677)	(4,039,981)
Class I	(6,572,618)	(20,222,575)	(13,097,485)	(40,074,297)
Class R1	(63,045)	(195,136)	(20,723)	(64,132)
Class R2	(34,457)	(102,684)	(207,257)	(638,252)
Class R3	(5,389)	(16,691)	(157,729)	(476,691)
Class R4	(4,308)	(13,517)	(98,244)	(299,313)
Class R6	(30,880,985)	(93,784,878)	(36,293,122)	(111,750,174)
	(57,362,945)	$(175,408,192)	(89,117,935)	$(274,106,428)
27

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/25		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	3,497,406	$10,968,561	13,735,409	$42,415,651
Class B	(111,608)	(343,274)	(325,399)	(1,003,726)
Class C	(119,786)	(372,020)	60,963	195,349
Class I	1,643,948	5,096,218	2,342,665	7,379,518
Class R1	(46,955)	(145,244)	12,319	37,592
Class R2	34,497	109,613	(144,861)	(447,476)
Class R3	5,869	18,016	(79,313)	(235,682)
Class R4	11,701	35,189	(74,529)	(225,604)
Class R6	5,664,447	19,480,414	19,465,301	59,951,181
	10,579,519	$34,847,473	34,992,555	$108,066,803
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2035 Fund, were the owners of record of approximately 14%, 13%, 8%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2045 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2025, the fund’s commitment fee and interest expense were $4,591 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended July 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,137,172	$233,015,873	$238,465,951	$(4,349)	$(11,704)	$60,671,041

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,609,686	$—
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
29

MFS High Income Fund
Board Review of Investment Advisory Agreement
MFS High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
30

MFS High Income Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
 In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
31

MFS Municipal High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal High Income Fund
Portfolio of Investments − 7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Alabama – 2.0%
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.5%, 9/01/2045	$715,000	$748,669
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	925,000	973,064
Baldwin County, AL, Industrial Development Authority, County Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	8,735,000	8,717,450
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,627,191
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,627,674
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	5,601,917
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,192,571
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	12,220,000	12,438,853
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,343,370
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,432,553
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	13,500,000	14,770,903
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,270,000	1,238,821
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	816,750
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	858,000
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,112,155
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,826,273
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	14,410,000	14,633,781
Lauderdale County, AL, Agriculture Center Authority Rev., 4.75%, 7/01/2064	795,000	727,687
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	775,000	776,418
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031 (a)(d)	1,565,000	1,017,250
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033 (a)(d)	1,395,000	906,750
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	1,800,000	1,170,000
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049 (a)(d)	3,500,000	2,275,000
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,297,606
Southeast Alabama Energy Authority, Energy Supply Rev., “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	2,385,000	2,536,138
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	1,565,000	1,367,340
		$99,034,184
Alaska – 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$875,674
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,270,851
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	6,930,165
		$9,076,690
Arizona – 3.0%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	$870,000	$836,781
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	114,299
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,236,830
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	405,200
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	1,894,352
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	381,609
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,039,681
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,068,691
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	1,978,288
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,057,670
MMHFS-SEM

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	$450,000	$451,010
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	679,556
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	2,340,000	2,106,335
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	771,171
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	707,105
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	661,605
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	395,564
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	404,230
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	348,616
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	1,975,000	1,779,673
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	591,340
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	933,341
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	2,716,280
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	710,000	705,738
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,230,329
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,222,214
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	990,000	999,478
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,820,021
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,043,277
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	250,000	243,161
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	530,000	488,519
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	901,508
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	319,520
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	305,000	300,754
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	327,417
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	524,354
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	1,920,672
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	185,000	183,945
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	251,084
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	291,336
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,544,195
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,145,577
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	885,000	812,984
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	915,768
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	4,822,658
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	356,830

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	$345,000	$270,482
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	430,191
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	787,026
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	386,111
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.625%, 7/01/2045	535,000	515,305
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.875%, 7/01/2060	1,055,000	1,005,699
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	210,399
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	383,810
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	668,043
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	541,280
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2050	1,130,000	1,069,295
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	837,589
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2055	1,020,000	955,259
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.5%, 7/01/2060	2,040,000	1,959,342
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	1,115,000	1,116,307
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	2,660,000	2,403,587
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 5.75%, 3/01/2056	2,695,000	2,959,061
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	827,911
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,315,464
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,482,757
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,070,444
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	700,162
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	2,862,423
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,629,866
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	5,850,000	5,851,468
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	815,012
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	650,666
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,829,217
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,205,959
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,430,326
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,463,408
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,634,533
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2041 (n)	2,605,000	1,976,033
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	8,630,000	5,733,145
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,094,692
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	5,930,442
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	511,039

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	$1,325,000	$1,225,570
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	971,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	500,726
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	536,913
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	605,000	605,012
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	626,057
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	418,669
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,245,213
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,066,878
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,192,193
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	566,196
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	485,104
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,421,981
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,907,508
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,305,514
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,395,113
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,138,641
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	1,440,000	1,363,722
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	1,750,000	1,479,431
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	1,095,000	1,029,985
		$146,925,745
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$795,969
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,597,204
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	154,798
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	651,837
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	518,579
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	561,994
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	138,430
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	356,990
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	158,904
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	742,447
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	557,062

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arkansas – continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	$6,455,000	$2,094,478
		$8,328,692
California – 5.5%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$25,510,000	$26,617,892
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,525,000	8,031,419
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,265,000	5,477,571
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	7,645,000	1,413,023
California Housing Finance Agency Municipal Certificates, “X”, 0.768%, 8/20/2036 (i)(n)	25,954,792	1,175,137
California Housing Finance Agency Municipal Certificates, “X”, 0.297%, 9/20/2036 (i)	143,356,971	3,190,581
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,347,217
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	4,966,404
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,373,334
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,221,832
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	198,167
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	5,289,120
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	1,667,181
California Municipal Finance Authority Rev., “B”, 3.438%, 6/20/2049 (i)	2,278,187	1,354,841
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	500,000	485,231
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,389,095
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,368,873
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	1,939,890
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	375,000	386,499
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	1,250,000	1,250,249
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,118,795
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,739,569
California Pollution Control Financing Authority, Solid Waste Disposal Refunding Rev. (Republic Services, Inc. Project), 3.7%, 7/01/2043 (Put Date 8/15/2025)	9,100,000	9,099,856
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	25,312
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,637,937	126
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	128,306
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	436,922
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	402,585
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,610,542
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	4,129,429
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	1,972,838
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,250,139
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,559,996
California Public Finance Authority, Senior Living Rev., Bond Anticipation Notes (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	7,490,000	9,521,486
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	590,082
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	1,145,000	844,003
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	1,325,000	795,000
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	1,610,000	1,540,326
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	2,000,000	1,859,276
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.375%, 7/01/2056 (n)	995,000	934,023
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,680,470

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	$1,150,000	$1,121,906
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	704,333
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	574,948
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	522,427
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,257,691
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,671,269
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,388,151
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	1,928,773
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,635,000	2,653,155
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,532,267
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	2,889,195
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,288,249
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	780,000	797,563
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	726,639
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,417,160
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,198,219
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,814,991
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	8,800,000	7,162,448
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	7,495,000	8,002,083
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	16,850,000	15,157,404
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,356,143
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,250,711
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	744,942
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,124,979
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,557,548
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	194,281
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	94,771
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	170,588
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	255,007
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	152,110
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	203,274
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	147,049
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	7,832,858
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	665,976
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	2,691,390
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,135,000	5,343,553
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	19,090,000	19,693,832
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	7,115,000	7,431,921
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,482,362
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	223,455
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,466,401
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	7,885,635
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	7,608,075

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	$12,970,000	$5,534,709
		$266,303,078
Colorado – 2.1%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$92,778
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	895,083
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	385,000	385,108
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,045,445
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,400
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	295,000	295,321
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	345,000	345,762
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,628,336
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,399,589
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,565,319
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	298,169
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	332,744
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	340,123
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,001,145
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,448,441
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	413,875
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	723,834
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	165,233
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	150,044
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	270,278
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	446,322
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	686,737
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,576,601
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	1,955,987
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	445,000	424,542
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	477,572
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	501,668
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,337,000
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,199,421
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,266,720
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	4,828,433
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,203,460
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2045	1,625,000	1,600,115
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2050	2,195,000	2,107,933
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	1,475,000	1,405,359
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041	1,375,000	1,195,717
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048	2,600,000	2,053,234

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043	$2,975,000	$1,636,250
Colorado Housing & Finance Authority, Mortgage-Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,352,566	1,270,829
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	3,095,000	3,143,525
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	2,899,180
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	2,646,738
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	677,650
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,768,006
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,532,870
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,666,683
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	796,235
Denver, CO, Health & Hospital Authority Rev., “A”, 5.125%, 12/01/2050	500,000	481,460
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	1,680,000	1,754,671
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.375%, 12/01/2044	1,000,000	913,660
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.5%, 12/01/2049	1,686,000	1,509,221
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	7,478,000	6,309,670
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.375%, 12/01/2045	909,000	927,485
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5%, 12/01/2050	909,000	881,313
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.5%, 12/01/2055	909,000	924,339
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.125%, 6/01/2055	2,610,000	2,579,058
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	2,220,000	2,222,411
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)(r)	14,945,000	11,149,381
Vail, CO, Certificates of Participation, 5.5%, 12/01/2064	2,205,000	2,275,152
		$99,519,635
Connecticut – 1.2%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$2,790,000	$2,705,032
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	2,790,000	2,705,033
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,790,000	1,812,343
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,055,000	1,744,652
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	861,075
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	1,975,418
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	7,677,833
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	400,000	399,646
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,248,901
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,163,012
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,121,776
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,040,000	5,044,137
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	17,900,000	18,037,984
Norwalk, CT, Housing Authority Multi-Family (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	1,820,000	1,723,561
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	1,730,000	1,701,898
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.25%, 10/01/2060	1,600,000	1,508,228
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	155,961
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	244,422
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	267,180
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	395,000	399,376
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	687,331
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	690,000	714,617
		$55,899,416

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Delaware – 0.3%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$620,000	$593,101
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	917,359
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,458,868
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,049,242
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	1,955,309
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	735,057
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	938,074
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	795,460
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,020,516
		$12,462,986
District of Columbia – 1.4%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$1,935,000	$1,980,688
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	1,680,000	1,411,533
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 2), “A”, 5%, 6/01/2051 (n)	1,000,000	852,717
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 3), “A”, 5.75%, 6/01/2054 (n)	500,000	481,572
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	2,090,000	1,998,874
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	1,330,000	1,147,716
District of Columbia Rev. (Rocketship D.C.), “A”, 5.625%, 6/01/2044 (n)	750,000	738,902
District of Columbia Rev. (Rocketship D.C.), “A”, 6%, 6/01/2058 (n)	305,000	303,953
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	913,130
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	2,255,000	2,357,114
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,267,590	1,228,869
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,415,000	1,415,121
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,496,765
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	8,790,164
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	620,000	640,862
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	11,500,000	11,866,620
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,213,243
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, 4%, 10/01/2049	14,675,000	12,158,936
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	9,890,000	10,078,028
		$66,074,807
Florida – 10.0%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2040	$645,000	$568,928
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2046	860,000	679,510
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2053 (w)	3,280,000	3,311,564
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2060 (w)	14,105,000	14,163,832
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	210,000	210,086
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 4.625%, 5/01/2028	395,000	401,057
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 5%, 5/01/2036	860,000	867,352
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 6.9%, 5/01/2036	5,000	5,001

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$690,000	$690,487
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	1,305,000	1,219,334
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,269,646	634,823
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	826,861
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	9,705,000	9,541,469
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2054	1,625,000	1,473,253
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	1,230,000	1,108,851
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	305,000	309,677
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,605,000	2,608,299
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	580,000	578,559
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	957,558
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,496,896
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	410,000	373,513
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	290,605
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	730,920
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	205,659
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	421,718
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	470,000	466,715
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	75,000	75,192
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	160,030
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	458,489
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	2,862,621
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	10,281,549
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	370,000	369,089
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	500,004
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,079,991
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,062,309
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,648,631
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,134,629
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,171,476
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	5,540,000	4,749,926
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Plato Academy Schools Project), 5.125%, 12/15/2054	7,585,000	6,610,890
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5%, 6/15/2044	1,320,000	1,224,187
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5.125%, 6/15/2059	1,490,000	1,326,666
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 4.75%, 6/15/2040	800,000	735,968
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.125%, 6/15/2050	500,000	436,792
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.25%, 6/15/2059	2,000,000	1,736,314
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 5.625%, 6/15/2044	410,000	402,843
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6%, 6/15/2054	655,000	649,558
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	1,615,000	1,482,228
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.25%, 7/01/2055	725,000	667,439
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	18,140,000	17,331,910
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	4,250,000	4,063,842

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	$160,000	$151,771
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	768,912
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,162,382
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	1,981,600
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	535,621
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	606,258
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	3,956,912
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,033,714
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,495,563
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	9,870,000	9,869,059
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	240,000	231,094
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	550,000	496,803
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	892,804
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	167,936
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	261,392
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	334,704
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	212,806
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	183,771
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	212,835
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,513,112
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,125,124
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	577,591
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	331,697
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	13,760,000	11,955,753
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,566,415
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,455,000	3,326,744
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,160,515
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,855,000	2,782,146
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	6,671,400
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	556,528
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	5,830,000	5,788,852
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	1,420,000	1,322,463
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	835,000	766,597
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	1,290,000	1,168,792
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,081,015
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,358,914
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,818,702
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,127,843
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	2,877,466
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,087,706
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,875,000	3,420,638
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,293,689
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	885,000	888,444
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,460,000	1,607,473
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.25%, 6/15/2055	2,210,000	2,209,195
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	10,430,000	10,085,049
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048 (u)	11,270,000	11,459,925

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2049	$2,175,000	$2,207,834
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2051 (u)	6,525,000	6,606,873
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	4,515,000	4,648,226
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	9,020,000	9,349,703
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2045	135,000	115,631
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	1,912,094
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2050 (u)	2,350,000	2,378,125
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054 (u)	5,710,000	5,754,010
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054	2,490,000	2,509,192
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 5.75%, 5/01/2045	1,000,000	986,852
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	3,235,000	3,177,145
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,590,000	3,557,181
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,585,000	2,461,115
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	1,864,862
JEA, FL, Water and Sewer System Rev., 5.25%, 10/01/2055	15,295,000	15,686,315
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,295,411
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,145,089
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,825,245
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,160,000	1,196,366
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,610,000	1,646,482
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,055,000	2,066,419
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	3,450,000	3,469,171
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	765,000	771,508
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	595,000	599,002
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	2,370,000	2,271,862
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	14,005,000	12,714,722
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	830,000	830,573
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,320,000	3,201,110
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,352,673
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,070,000	1,070,615
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.625%, 5/01/2045	1,800,000	1,754,325
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	2,455,000	2,392,434
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,669,472
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,232,856
Miami-Dade County, FL, Aviation Rev., “A”, 5.25%, 10/01/2050 (u)	8,080,000	8,106,664
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055 (u)	8,905,000	9,055,950
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,216,832
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	3,822,148
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,653,225
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,000,219
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,596,328
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	980,000	980,710
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	739,974
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,054,963
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	598,500
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,850,000	3,110,335
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	5,565,000	5,544,747
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	2,945,000	2,680,180

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	$700,000	$434,236
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	492,351
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	177,139
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	507,387
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	571,488
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	573,666
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	592,794
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	440,764
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	564,129
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	574,051
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	625,559
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	897,505
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,139,171
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	966,621
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,470,609
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,644,924
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,256,935
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	3,847,356
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,466,460
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	15,598,118
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	635,000	617,685
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2065	10,000,000	9,978,192
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	100,000	100,218
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,362,781
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,279,184
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,430,000	1,394,844
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	820,036
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	790,689
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	980,000	987,624
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,255,000	1,222,874
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	385,000	385,170
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,990,000	2,039,877
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	365,343
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	3,971,179
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	2,981,782
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,312,502
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	911,043

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	$1,875,000	$1,616,420
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	288,064
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	352,790
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	376,070
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	946,031
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	600,000	604,526
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	968,435
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	108,228
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	102,743
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	116,735
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	101,124
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	104,593
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	462,016
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	313,535
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	287,948
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	265,969
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 5.75%, 5/01/2045	450,000	445,121
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 6%, 5/01/2056	1,000,000	988,348
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,908	219,519
Sumter County, FL, Industrial Development Authority, Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	155,226
Sumter County, FL, Industrial Development Authority, Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	315,217
Sumter County, FL, Industrial Development Authority, Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	934,987
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,881,631
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,594,858
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	6,737,215
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	965,185
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,070,421
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	558,799
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	813,837
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	359,037
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	462,536
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	433,621
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	554,302
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	229,936
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	213,972
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,800,000	1,535,201

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	$435,000	$398,519
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	535,000	495,391
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	330,000	330,850
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.55%, 5/01/2044	160,000	147,322
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.75%, 5/01/2055	200,000	180,009
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	570,000	572,969
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	775,000	720,262
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	900,000	869,237
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,624,544
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	900,000	900,345
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,615,000	1,496,346
		$484,314,369
Georgia – 1.1%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$4,713,000	$4,004,350
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,250,000	5,236,810
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	2,175,000	2,091,428
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	1,997,595
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,469,709
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	570,000	570,285
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	975,141
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,008,864
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	2,000,000	2,078,222
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2053	3,000,000	3,111,121
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	820,000	710,487
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	4,855,168
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,388,520
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	10,400,000	11,025,430
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	9,010,000	9,584,926
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	235,000	220,347
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	300,000	276,961
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	250,000	227,032
		$55,832,396
Guam – 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$1,710,000	$1,508,415
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,749,247
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,276,060
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	258,471
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	261,904
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	343,552
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,000,063
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,579,270
		$8,976,982

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Hawaii – 0.4%
Hawaii Airports System Rev., “A”, 5.25%, 7/01/2051 (u)	$1,985,000	$2,011,539
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054 (u)	11,325,000	11,662,938
Hawaii Airports System Rev., “C”, 5%, 7/01/2045	2,250,000	2,225,568
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	1,315,000	1,303,164
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,045,792
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	930,810
		$19,179,811
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$1,285,000	$1,240,254
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5.25%, 3/01/2050	4,000,000	4,039,330
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	230,000	230,608
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,110,359
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	508,570
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	551,998
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	543,602
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	644,555
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	465,000	470,759
		$9,340,035
Illinois – 6.6%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,575,092
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,169,760
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,350,790
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,598,047
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,480,606
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,871,618
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	1,110,000	1,121,396
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	1,115,000	1,123,985
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2042	2,015,000	1,985,898
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	2,700,000	2,624,917
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	2,900,000	2,764,973
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	19,865,000	20,099,598
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	6,135,000	6,295,837
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,905,000	1,951,222
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	8,058,448
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,287,561
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	13,191,412
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,300,442
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,140,981
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,696,039
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,095,769
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,910,000	2,492,883
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	1,750,000	1,809,001
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	9,436,586
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	10,931,889
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	4,935,000	5,082,919
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,756,181

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	$435,000	$435,560
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,735,000	24,658,631
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,175,235
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	789,559
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	510,017
Chicago, IL, General Obligation, “A”, 6%, 1/01/2050	6,085,000	6,217,378
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	776,673
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	994,532
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,382,910
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	4,978,926
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	9,213,617
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,069,342
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	4,919,346
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,536,747
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	6,585,000	6,025,453
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2059	3,385,000	3,445,635
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	528,000	519,074
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	407,218
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	478,237
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	279,372
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	493,454
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	414,463
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	2,964,242
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,018,112
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	364,765
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,828,537
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,603,564
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	825,962
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,114,502
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,071,099
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,808,241
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,423
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	619,735
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,227,181
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	1,005,000	949,426
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	970,000	894,604
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	835,000	818,646
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	541,003
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	600,000	600,257
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,300,000	1,296,630
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	503,241
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	370,749
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	214,017
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,390,522

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	$1,945,000	$1,768,733
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	369,670
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	8,911,781	7,931,442
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,634,413	3,234,610
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,626,681	3,227,728
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051 (z)	3,309,340	2,945,297
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,278,659	2,027,996
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,864,000	1,865,189
Lincolnwood, IL, Tax Increment Allocation Rev. (District 1860 Development Project), “A”, 5.75%, 12/01/2043	1,200,000	1,182,066
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,331,546
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,425,979
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2049	900,000	899,799
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	390,000	385,776
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2039	240,000	250,663
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2040	210,000	216,354
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2041	220,000	224,694
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2042	230,000	233,406
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2043	250,000	252,669
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	255,000	256,421
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,152,968
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,310,877
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,151,418
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	9,610,567
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,526,065
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,010,940
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,164,171
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,036,263
		$322,053,994
Indiana – 0.5%
Gary/Chicago International Airport Authority, IN, Development Zone Rev., AGM, 4.5%, 2/01/2045	$435,000	$409,266
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	785,000	737,511
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	856,738
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	648,789
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	502,775
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.25%, 3/01/2050	1,380,000	1,299,222
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	2,860,000	2,704,500
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	375,000	368,937
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	322,764
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	795,002
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	470,000	370,747
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	600,000	452,237
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,155,503
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2040	255,000	248,678
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.25%, 5/01/2045	910,000	863,489
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.375%, 5/01/2050	1,215,000	1,146,171
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	1,230,000	1,170,312
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	898,354
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	747,044
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,282,093
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	1,065,000	1,085,996
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	1,190,000	1,220,468

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	$4,600,000	$3,616,337
		$24,902,933
Iowa – 0.7%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$1,102,469
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	852,333
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,409,720
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	230,000	231,036
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	740,360
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	787,163
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	395,000	310,488
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	901,714
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	135,000	128,822
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	5,650,518
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	995,000	854,799
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	158,945,000	22,056,512
		$35,025,934
Kansas – 0.9%
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	$1,405,000	$1,254,546
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	500,420
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,099,788
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	992,428
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,233,150
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,717,238
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	898,650
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	1,150,000	891,528
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,158,298
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,409,446
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,475,215
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,540,457
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,690,620
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,854,263
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,519,007
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,247,520
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	1,910,000	1,990,316
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,321,552
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,379,246
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	595,821
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,095,000	1,018,292
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	512,464
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,512,996
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,708,087
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	970,000	915,254
		$41,436,602
Kentucky – 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$3,646,932
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	9,930,000	9,747,564
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,338,305

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	$6,945,000	$5,363,558
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,294,647
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	1,864,002
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,530,088
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	3,652,495
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,365,119
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	940,000	747,586
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	1,935,191
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,549,740
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,361,231
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,338,160
Kentucky Municipal Energy Agency, Power System Rev. (Energy Center I Project), AGM, 5%, 1/01/2055	6,185,000	6,196,982
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	245,000	206,016
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,358,247
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,128,773
		$59,624,636
Louisiana – 2.5%
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	$1,805,000	$1,721,891
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,235,000	1,164,192
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,100,000	7,644,329
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2037	1,900,000	1,858,121
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2044	450,000	405,788
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2053	500,000	443,337
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2059	625,000	543,806
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,230,000	3,546,358
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	3,197,351	2,690,551
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	3,755,000	3,135,050
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	3,600,000	2,975,264
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	2,885,000	2,604,515
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	4,950,000	4,056,776
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,715,000	1,747,351

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	$1,025,000	$1,042,255
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,215,000	1,201,374
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	876,928
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,279,692
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,488,498
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 5.25%, 11/15/2025	330,000	329,966
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,144,962
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,111,113
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	495,000	494,746
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,479,666
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,057,081
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	551,827
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,045,752
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,447,896
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,468,550
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	470,000	447,170
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	691,926
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	773,200
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	863,151
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	415,000	416,266
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,005,851
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,392,085
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	17,260,000	17,523,149
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	502,602
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,440,000	1,373,981
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,473,780
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	8,119,425
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	3,545,851
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,293,042
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	7,601,320
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	7,891,071
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2051	1,585,000	1,612,679
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	2,025,000	2,054,848
		$119,139,032
Maine – 0.0%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$1,380,000	$1,319,407

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – 1.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$1,551,141
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	525,787
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,615,792
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,233,858
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,369,480
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,680,078
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	415,000	412,674
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	552,020
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	933,523
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,168,171
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,747,682
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	817,088
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	695,603
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	1,918,076
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	2,615,000	2,657,735
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	2,135,000	2,160,613
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,338,325
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,380,000	2,342,851
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,275,000	3,235,524
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	565,000	543,827
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	815,503
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	150,030
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	389,283
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,242,332
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,319,651
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052	3,250,000	3,245,969
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,524,898
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,164,088
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,001,651
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,422,988
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	832,237
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	860,010
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,383,664
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,386,859
		$54,239,011
Massachusetts – 2.4%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$740,000	$746,148
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	681,160
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	516,747
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2045	1,220,000	1,194,423
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	705,000	669,022
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	77
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	2,635,000	2,502,203
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	5,985,000	5,059,598

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	$2,930,000	$2,726,380
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	688,970
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	997,653
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,778,542
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	881,355
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	379,250
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	925,000	888,669
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	1,968,937
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	395,000	367,070
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	3,570,000	3,175,705
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	3,200,000	2,795,521
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,330,000	1,338,720
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,645,000	3,363,037
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	10,260,000	9,131,241
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	485,174
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,174,023
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	537,650
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	535,479
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	556,697
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,546,445
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,237,171
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	1,962,893
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.5%, 7/01/2045	105,000	105,329
Massachusetts Development Finance Agency Rev. (Suffolk University), 6%, 7/01/2050	1,365,000	1,417,170
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.25%, 7/01/2055	3,415,000	3,193,606
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2060	1,135,000	1,137,212
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2065	1,540,000	1,540,655
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	4,975,939
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,400,261
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,412,826
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	904,722
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	961,027
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	9,285,000	7,493,912
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	3,215,000	1,989,840
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	10,360,000	7,898,550
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	90,000	89,264
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	340,000	277,194
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	4,875,000	4,685,928
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	29,349
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	12,070,000	9,190,590
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 5%, 7/01/2053	4,500,000	4,198,590
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	4,775,000	4,234,153
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,277,055
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,553,151
		$115,852,283
Michigan – 0.8%
Detroit, MI, Unlimited Tax General Obligation, 5.5%, 4/01/2045	$1,250,000	$1,265,357
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,603,253
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,064,355
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,165,296
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	927,697
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	2,795,000	2,562,868
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,415,667

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	$1,115,000	$973,518
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,000,000	1,004,469
Michigan Finance Authority, Higher Education Facilities Limited Obligation Rev. (Kalamazoo College Project), 6%, 12/01/2054	2,380,000	2,509,542
Michigan Housing Development Authority, Single-Family Mortgage Rev., “D”, 6.25%, 6/01/2055	6,315,000	6,953,113
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.625%, 10/01/2049	15,870,000	14,675,971
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	573,582
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,214,671
		$38,909,359
Minnesota – 0.7%
Center City, MN, Health Care Facilities Rev. (Hazeldon Betty Ford Foundation Project), 5%, 11/01/2044	$505,000	$505,167
Center City, MN, Health Care Facilities Rev. (Hazeldon Betty Ford Foundation Project), 5%, 11/01/2047	435,000	425,985
Dakota County, MN, Community Development Agency Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	3,955,000	3,567,149
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	499,982
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	2,908,326
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,305,363
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	2,925,959
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,204,786
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,229,558
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,472,988
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	429,459
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	4,315,000	4,337,734
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	2,662,682
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,655,314
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	135,000	135,583
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	422,758
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	636,709
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	595,000	574,162
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	2,000,000	1,623,901
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	474,897
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	399,839
		$32,398,301
Mississippi – 0.6%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2050	$2,630,000	$2,654,599
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	4,250,000	4,270,225
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	4,740,000	4,018,959
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	3,000,000	2,895,910
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	1,865,000	1,668,610
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	7,250,000	7,053,967
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	740,000	745,112
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,469,904
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,020,000	948,760
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	526,425
		$27,252,471

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – 1.1%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2046	$520,000	$459,447
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	848,300
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,060,624
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	6,160,000	5,682,864
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,219,090
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	381,474
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	442,361
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,755,000	1,325,279
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,573,785
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,091,975
Missouri Health & Educational Facilities Authority, Educational Facilities Rev. (Maryville University of Saint Louis Project), “A”, 5.5%, 6/15/2047	2,700,000	2,590,806
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	25,000	25,004
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	4,435,000	4,765,467
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	370,000	350,635
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	206,870
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,004,551
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	10,889,691
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,110,951
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	695,059
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	470,959
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,137,174
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,016,469
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,019,225
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	760,000	726,185
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,901,601
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,553,045
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	990,000	957,161
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	1,680,000	1,593,570
		$52,099,622
Montana – 0.3%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$6,530,000	$6,312,929
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	3,823,546
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,421,957
		$15,558,432
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,279,158
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,340,000	1,347,714
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5.25%, 12/15/2054	4,565,000	4,563,292
		$7,190,164

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$525,000	$525,511
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,710,101
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,759,096
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,018,807
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,760,000	4,183,789
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	987,456
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,766,611
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	369,439
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	460,608
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	1,805,000	1,799,719
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,465,000	1,453,709
		$17,034,846
New Hampshire – 4.8%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$23,475,000	$23,247,271
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	13,730,000	13,637,365
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,406,853
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	990,000	1,006,280
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,318,574
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	931,105
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	11,400,000	10,958,536
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,483,557	11,091,895
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.334%, 9/20/2036 (i)	72,387,840	1,411,519
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	121,331,228	6,279,740
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.549%, 7/20/2051 (i)	51,212,538	1,868,064
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.034%, 10/20/2041	4,931,503	4,503,186
National Finance Authority, NH, Municipal Certificates, “4-A”, 4.06%, 11/20/2039	13,856,112	13,121,059
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.087%, 1/20/2041	4,347,442	4,103,681
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	7,530,699	7,073,311
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.087%, 1/20/2041	1,545,536	1,373,528
National Finance Authority, NH, Municipal Certificates, “B”, 4.168%, 1/20/2041	2,250,000	1,638,979
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036	33,016,554	1,404,712
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	3,785,047	3,591,601
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,430,368
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	6,955,399
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,840,000	1,758,297
National Finance Authority, NH, Rev. (Winston-Salem Sustainable Energy Partners), “A”, 5.5%, 6/01/2050	19,495,000	19,727,776
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	770,000	768,401
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,023,952
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX, Municipal Utility Districts), Capital Appreciation, 0%, 12/15/2032	15,000,000	9,306,644
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	3,673,000	3,668,531
National Finance Authority, NH, Special Rev. (Grand Pines Project, Montgomery County, Texas), 5.625%, 6/01/2039 (w)	4,000,000	4,003,140
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	9,638,000	9,644,806
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, Texas), 5.95%, 12/01/2031	7,240,000	7,249,744

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	$8,865,000	$6,049,152
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	8,485,000	8,453,393
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, Texas Municipal Utility Districts), Capital Appreciation, 0%, 12/15/2033	11,715,000	7,092,381
National Finance Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	3,523,000	3,509,644
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2050	1,000,000	977,672
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.875%, 4/01/2060	1,215,000	1,193,977
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	9,973,250
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5%, 2/01/2049	1,905,000	1,784,424
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5.25%, 2/01/2054	15,370,000	14,687,239
		$231,225,449
New Jersey – 1.4%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,730,000	$1,483,757
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	254,362
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	683,377
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	613,774
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,037,089
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	325,718
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,594
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	976,744
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	530,323
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	2,242,273	2,317,683
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	5,975,000	6,008,573
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,485,220
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,473,532
New Jersey Economic Development Authority, Deck & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	3,145,000	3,197,371
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	3,075,000	3,123,204
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,890,000	2,892,984
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,857,131
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	10,675,000	9,833,063
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	1,395,000	1,317,508
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	10,550,000	10,402,868
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,745,000	1,603,138
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev. (Immediate Delivery), “C-1”, 5.5%, 12/01/2055	1,935,000	1,859,499
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,220,979
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	825,000	765,466
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	621,109
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	2,520,000	2,944,169
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2034	280,000	285,845
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 4.75%, 1/01/2045	1,055,000	941,280
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2055	1,000,000	894,540
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	375,000	327,814

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.5%, 7/01/2040	$665,000	$630,745
		$70,234,459
New Mexico – 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$465,000	$468,116
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	5,400,000	5,730,737
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	98,120
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	520,000	526,330
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	264,935
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	261,193
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	644,373
		$7,993,804
New York – 5.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,013,260
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	11,860,000	11,519,332
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	321,036
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,371,147
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,289,440
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,265,000	3,265,215
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,940,339
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,601,424
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	1,986,268
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2050	1,795,000	1,777,319
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	2,275,000	2,234,453
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	503,365
New York Dormitory Authority Rev. (New School), “A”, 4.25%, 7/01/2050	1,800,000	1,515,657
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	4,809,680
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	6,165,000	6,313,700
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,000,000	4,106,426
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.25%, 11/01/2043	1,000,000	1,004,523
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.5%, 11/01/2044	130,000	133,680
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	618,593
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	17,960,000	17,192,241
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,765,089
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,281,444
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	7,370,000	7,558,926
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,245,000	3,189,576
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	16,750,000	14,527,307
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	10,465,000	10,111,292
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	7,895,000	7,730,073
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	2,550,000	1,536,557
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	17,420,000	17,693,860

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	$4,765,000	$4,506,008
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	24,605,000	23,348,494
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	23,315,000	22,581,464
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Terminal Four Project), “A”, 4%, 12/01/2038	190,000	170,581
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	56,041
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	502,314
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	4,400,000	3,991,478
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	522,989	535,840
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	3,822,794	3,915,829
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	595,000	595,131
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,084,331
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,385,589
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,230,592
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,567,701
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,361,918
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,672,338
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,451,962
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,026,308
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,495,656
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,153,379
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,701,239
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,288,062
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	2,880,517
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	695,000	693,792
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	6,919,636
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,135,970
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,502,478
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,630,000	1,718,025
		$272,383,895
North Carolina – 0.9%
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	$690,000	$687,471
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	2,480,000	2,737,226
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	439,158
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	10,900,000	8,262,797
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	239,631
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	225,000	225,092
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,320,140
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	737,895
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	970,372

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	$925,000	$883,328
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	795,000	741,728
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,349,578
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	908,749
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,009,816
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	892,703
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	1,315,000	1,317,373
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,501,621
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,498,526
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	945,830
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,700,870
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	600,000	565,011
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	970,850
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	1,947,853
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,583,870
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	7,000,000	6,929,362
		$41,366,850
North Dakota – 0.4%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$458,740
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,114,171
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,706,343
Horace, ND, Refunding Improvement, “C”, 5%, 5/01/2050	1,500,000	1,397,465
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	2,385,000	2,402,784
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,425,008
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	2,902,379
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	640,315
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,718,419
		$21,765,624
Ohio – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$7,300,000	$5,893,583
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	39,235,000	31,870,744
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,394,943
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,147,876
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	884,695
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,131,718
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	774,206
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	475,000	453,516
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	4,825,000	4,793,962
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2055 (u)	22,085,000	22,517,272
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,129,582	2,918,096
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	8,940,000	8,302,857
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	3,915,000	3,706,122
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	5,240,000	4,651,016
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	3,160,000	2,981,318
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	13,520,000	12,833,680

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	$3,355,000	$2,944,440
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	875,000	818,645
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	679,972
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	410,080
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	719,944
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,196,320
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,526,094
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2049	1,185,000	1,194,890
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2054	1,415,000	1,422,930
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,380,065
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	1,875,248
Greene County, OH, Port Authority Economic Development, Facilities Refunding & Improvement Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2055	4,435,000	3,979,322
Greene County, OH, Port Authority Economic Development, Facilities Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	865,000	765,890
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), 5%, 1/01/2051	2,660,000	2,391,966
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2047	950,000	883,463
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	2,105,000	2,127,100
Hamilton County, OH, Hospital Facilities Rev. (UC Health), “A”, 5.5%, 8/01/2051	6,160,000	5,955,526
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,755,000	1,692,651
Huron County, OH, Norwalk City School District Facilities, General Obligation Unlimited Tax, 5%, 11/01/2061	1,320,000	1,310,305
Margaretta, OH, Local School District, Erie and Sandusky Counties (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2047	1,685,000	1,719,446
Margaretta, OH, Local School District, Erie and Sandusky Counties (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2050	2,845,000	2,890,810
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,025,483
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,685,652
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,035,449
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	903,406
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	1,045,000	1,044,360
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “A”, 3.75%, 1/01/2029	1,145,000	1,142,591
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “D”, 3.7%, 10/01/2028	7,500,000	7,480,158
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,838,440
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,211,723
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,346,860
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	847,943
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,433,614
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,051,798
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2049	1,690,000	1,650,537
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	6,150,000	5,937,952
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	2,500,000	2,506,598
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	4,175,000	4,221,735
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	7,750,000	7,478,543
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,710,000	3,594,032
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	849,508
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	629,928
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	606,042
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	640,671
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2053	365,000	365,447
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	550,000	550,580

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5%, 12/01/2044	$1,000,000	$947,770
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5.125%, 12/01/2055	1,250,000	1,135,862
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,600,000	1,600,542
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	1,185,000	1,134,626
		$205,038,561
Oklahoma – 1.2%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$2,790,000	$1,953,230
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,830,000	3,106,373
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	90,000	79,868
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,277,189
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,210,758
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	4,955,355
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,184,839
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,600,159
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	13,451,654
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	6,074,759
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,320,000	1,341,008
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	4,960,000	5,472,558
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	3,350,000	3,698,696
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	2,210,000	2,391,673
		$57,798,119
Oregon – 1.2%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$959,991
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,780,260
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,665,466
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,330,143
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,454,091
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,095,088
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5%, 12/01/2040	420,000	400,848
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.375%, 12/01/2045	500,000	465,307
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.5%, 12/01/2054	1,500,000	1,374,288
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 4.625%, 6/15/2035	265,000	262,624
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.5%, 6/15/2045	475,000	457,754
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.625%, 6/15/2055	810,000	766,678
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 6%, 6/15/2065	345,000	339,657
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	12,319,205
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	1,995,000	1,840,160
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	9,020,000	9,069,284
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	795,000	764,100
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,185,309
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	575,710
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,473,569
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,024,088
		$58,603,620
Pennsylvania – 6.6%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$1,870,000	$1,673,280
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	955,000	841,698
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	9,765,000	10,073,494
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	6,645,000	6,824,784

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	$1,265,000	$1,099,838
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	920,000	924,847
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	780,823
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,107,151
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,005,000	5,963,403
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,628,577
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,542,919
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	1,921,487
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,152,000	2,247,386
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	33,839,000	30,645,326
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	16,911,000	12,160,558
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	2,715,000	2,757,757
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,790,000	5,217,294
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,065,225
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	4,280,107
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,010,789
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,128,716
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	3,695,000	2,789,956
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	757,613
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	882,442
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,402,483
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	874,188
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	1,851,276
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	540,210
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2049	915,000	915,699
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2053	1,545,000	1,545,699
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	590,000	563,303
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	130,000	127,485
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	3,477,116
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	860,000	906,642
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	597,058
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	80,000	86,241
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	675,886
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2035	160,000	166,687
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2038	280,000	284,577
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2048	225,000	207,507
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	130,000	131,230
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,550,000	1,551,426
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,604,313
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	1,140,000	1,051,014
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,745,000	3,262,939
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,106,770
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	420,877
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,730,000	4,619,851
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	6,550,703
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,737,540

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	$5,280,000	$4,025,998
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	442,870
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	613,191
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,169,951
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	850,000	829,953
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), “A”, 5%, 12/01/2045	1,000,000	947,728
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	258,933
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	898,466
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	656,485
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	675,102
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,110,721
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	1,739,366
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,575,275
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,104,991
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	3,868,721
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	12,712,349
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	2,130,000	2,026,924
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,634,384
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	950,710
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	930,412
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,636,206
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	995,720
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,524,744
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	802,474
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	969,275
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	966,046
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	882,000
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	855,205
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	869,953
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	776,724
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,555,000	697,387
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	624,912
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	560,162
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,457,341
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	4,706,861
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	18,845,000	17,796,875
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,005,000	2,048,109
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2051 (Put Date 3/27/2035)	3,000,000	3,044,501

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 8/01/2045 (Put Date 8/01/2025)	$7,825,000	$7,825,000
Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.75%, 6/30/2048	1,990,000	2,008,110
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,614,250
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	2,892,000	2,599,584
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	4,677,000	4,500,041
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	960,000	845,406
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	720,000	721,039
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,184,301
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	687,049
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	1,235,000	1,238,748
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2045	595,000	596,225
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2049	440,000	432,365
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,493,484
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	1,700,000	1,679,460
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,462,143
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	230,000	228,776
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2036	230,000	217,970
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	2,979,593
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	888,117
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,635,000	2,583,329
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,812,349
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	2,970,337
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	255,000	262,799
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	588,006
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	534,408
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	391,592
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	429,805
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	207,092
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	521,139
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	10,000,000	10,428,489
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	2,490,000	2,563,220
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	3,245,000	3,350,528
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	4,690,000	4,857,759
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,475,000	2,412,724
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,353,836
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,218,131
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.125%, 9/01/2045	295,000	280,538
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.375%, 9/01/2055	1,540,000	1,454,917
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,132
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	242,494

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	$10,015,000	$8,082,935
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	347,636
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	395,112
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	384,903
		$319,852,086
Puerto Rico – 3.7%
AES Puerto Rico LP, Taxable, 12.5%, 3/04/2026	$52,250	$50,683
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	2,046,409	1,926,844
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	5,782,333	5,037,940
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	2,893,588	2,411,867
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	3,413,676	2,365,630
Puerto Rico Children's Trust Fund, Tobacco Settlement Rev., Capital Appreciation, 0%, 5/15/2050	25,000,000	4,764,792
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	4,675,900
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	14,978,175
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,465,142
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	425,000	424,987
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	497,424
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	64,996
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,683,539
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,263,110
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,127,162
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,301,693
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	623,858
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	2,671,163
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	3,000,000	1,638,750
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	392,840	281,627
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	2,996,125	2,147,922
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	3,490,000	3,477,491
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	507,095
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,180,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	255,748
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	1,542,000	1,456,856
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	8,003,000	7,172,799
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	102,934,000	94,072,896
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	7,178,000	6,674,063
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	3,802,000	3,351,490
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	14,210,000	4,395,110
		$181,947,418
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	$765,000	$751,744
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,650,000	1,436,803
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,045,404
		$3,233,951

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – 1.7%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$415,635
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	882,396
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	415,855
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	715,000	696,169
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	4,360,000	4,939,955
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	11,620,000	12,822,254
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.5%, 9/01/2045	1,200,000	1,170,327
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.625%, 9/01/2050	1,180,000	1,140,087
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	600,000	583,755
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	1,580,000	1,523,693
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	435,638
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	229,115
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	768,358
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	3,400,000	3,028,390
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	640,453
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	837,392
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	460,000	384,328
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,349,399
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	525,000	537,678
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	97,450
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	500,000	499,579
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	2,740,000	2,747,737
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,582,815
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,329,008
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	2,996,947
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,561,900
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	3,109,534
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,325,750
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,805,000	2,418,863
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,617,393
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2050	1,685,000	1,684,111
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.25%, 12/01/2050	1,795,000	1,813,659
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,138,426
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	4,170,000	4,148,158

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	$3,930,000	$3,855,464
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,035,000	1,040,834
South Carolina State Ports Authority Rev., “B”, 4%, 7/01/2049	6,545,000	5,428,832
		$83,197,337
Tennessee – 1.0%
Caption Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5.25%, 12/01/2054	$13,545,000	$13,478,635
Cleveland, TN, Health & Educational Facilities Board of Rev. (Hamilton Health Care System, Inc. Project), “A”, 5%, 8/15/2049	6,050,000	5,924,058
Cleveland, TN, Health & Educational Facilities, Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	2,186,000	2,071,893
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	812,569
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	692,841
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	485,000	488,057
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	580,137
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	530,000	538,007
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,300,888
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	225,000	219,856
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	200,000	188,063
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,540,997
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Increment Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	165,962
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	479,548
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	860,633
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	459,748
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	625,406
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	443,414
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	348,009
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,314,609
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	645,000	650,113
		$47,183,443
Texas – 6.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$900,000	$898,561
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	585,000	513,428
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 5%, 6/15/2064	605,000	536,166
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	810,000	807,787
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	3,124,008
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,397,432
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	3,130,000	2,971,327

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	$8,445,000	$7,389,048
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	2,848,441
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	315,566
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	724,173
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	693,085
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	2,819,112
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,018,069
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	997,220
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,517,616
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,439,797
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,420,000	1,333,629
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	926,885
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	899,839
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,335,571
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	259,338
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	616,225
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	403,405
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	589,132
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	50,000	49,835
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	831,233
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	5,390,000	4,568,737
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	95,000	94,339
Buda, TX, Special Assessment Rev. (Persimmon Public Improvement District Improvement Project), 6%, 9/01/2055	2,000,000	1,859,762
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	560,000	490,202
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,122,598
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	325,952
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	531,497
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	308,650
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	563,968
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,178,234
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	945,000	820,260
El Paso, TX, EP La Privada PFC Residential Development Rev. (Home Essential Function Housing Program, LA Privada Apartments), 4.5%, 6/01/2040	5,115,000	4,943,176
El Paso, TX, Water & Sewer Rev., 5.25%, 3/01/2050 (u)	13,475,000	13,740,862
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	1,925,000	1,786,743
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052 (Prerefunded 2/15/2032)	240,000	255,203
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052	4,705,000	3,976,452
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	925,000	974,379
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	1,025,000	1,063,906
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2039	900,000	918,011
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2041	805,000	828,084
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2043	450,000	459,232
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	1,990,000	1,680,627
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	876,170
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	8,419,330
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	320,822
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,185,000	992,184
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,697,063
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	99,992
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	732,842
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,258,761
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Project), “B”, 5.25%, 7/15/2034	5,000,000	5,193,737

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	$1,005,000	$1,008,998
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	223,285
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	682,108
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.125%, 10/01/2051	325,000	297,394
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University), 5.25%, 10/01/2054	405,000	374,207
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	7,450,000	7,571,435
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	305,685
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	522,147
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 5.75%, 9/15/2045 (w)	850,000	851,255
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054 (w)	787,000	789,185
Mesquite, TX, Housing Finance Corp., Multi-Family (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,176,593	2,998,736
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,240,593
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.1%, 1/01/2026 (Put Date 8/01/2025)	4,500,000	4,500,000
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,605,734
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	455,000	432,631
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,625,000	2,449,181
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,343,801
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,080,932
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	5,000,000	4,060,781
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,371,749
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2055	3,885,000	3,754,833
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	945,000	905,853
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	1,992,470
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	2,849,422
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	402,968
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	1,145,000	982,082
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	719,070
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,070,003
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,153,041
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,637,808
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2055	1,000,000	788,293
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,097,145
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	646,397
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	713,346
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	355,000	344,290
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,300,153
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	655,000	583,564
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,235,089
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,241,809
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	780,000	601,530
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,531,907
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	1,125,000	1,129,468

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2055	$470,000	$423,766
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	1,075,000	956,022
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,531,610
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,252,583
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,198,617
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 4.25%, 9/01/2033	400,000	390,247
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.125%, 9/01/2045	550,000	504,859
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.375%, 9/01/2055	750,000	691,363
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,186,110
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	11,680,000	8,170,327
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	18,145,000	18,224,379
SA Energy Acquisition Public Facility Corp. (Gas Supply Revenue Bonds), 5.5%, 8/01/2027	4,000,000	4,161,622
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	5,785,000	5,940,634
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	1,670,000	1,568,634
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,035,000	2,903,721
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	1,898,000	1,777,724
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	8,893,804
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,502,018
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,295,000	3,290,432
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	16,562,153	13,478,502
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	1,260,000	1,172,122
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	3,783,546
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,501,290
Texas Community Housing & Economic Development Corp., Residential Development Senior Lien Rev. (Agape Helotes), “A-1”, 6.25%, 1/01/2065	10,000,000	8,886,434
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	2,410,000	2,445,254
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,240,000	1,254,802
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	1,796,567
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,692,439
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,410,811
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,340,396
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,605,598
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	264,614
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	247,816
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	592,203
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	453,644
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,087,963
		$309,310,554
U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	$5,595,000	$5,267,434
Virgin Islands Public Finance Authority Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	5,355,000	5,222,944
		$10,490,378
Utah – 1.0%
Arrowhead Springs, UT, Public Infrastructure District (Arrowhead Springs Assessment Area), 5.625%, 12/01/2054	$3,700,000	$3,544,829
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5.5%, 7/01/2053 (u)	8,000,000	8,190,005
Sawmill Infrastructure Financing District, UT, Special Assessment Rev. (Sawmill Assessment Area), 6%, 12/01/2054	2,805,816	2,779,695

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	$370,000	$349,262
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	696,023
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	947,417
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2045	565,000	555,365
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2055	1,625,000	1,558,464
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2060	1,500,000	1,423,365
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,122,476
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	2,785,399
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,806,874
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,459,929
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,116,859
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	622,761
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “B”, AGM, 5.5%, 6/01/2055	1,115,000	1,159,285
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	3,140,933	2,581,056
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	827,719	804,634
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	509,009	495,064
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	740,231	703,713
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,104,743	1,002,006
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	3,803,021	3,752,885
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	8,523,200	8,274,617
		$48,731,983
Vermont – 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,451,668
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	945,000	919,698
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	145,000	144,718
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	160,000	159,694
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	145,000	144,593
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	160,000	159,558
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	790,000	732,203
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,170,000	1,138,841
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	624,849
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,353,198
		$7,829,020
Virginia – 0.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$440,000	$423,443
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	2,220,000	2,174,820
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,230,000	1,005,023
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,509,723
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	891,067
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,280,447
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	475,000	478,982
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,105,965
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,215,000	2,811,446

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,905,000	$1,780,393
Prince William County, VA, Cherry Hill Community Development Authority (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,765,000	1,765,501
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,007,907
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,424,277
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	5,942,825
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,644,882
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,300,224
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,362,445
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,736,305
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,651,631
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	6,085,000	5,345,886
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	1,080,000	1,061,890
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	669,482
		$45,374,564
Washington – 1.7%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$11,476,959
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,710,052
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,351,631
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	6,565,000	5,814,927
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,529,478
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5%, 1/01/2032 (n)	700,000	714,438
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	910,612
King County, WA, Housing Authority, Housing Refunding Rev., 5.375%, 7/01/2045	1,845,000	1,856,334
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	3,999,824
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,205,373
Vancouver, WA, Housing Authority, Multi-Family Rev., (Esther Short Project), 4.5%, 10/01/2042	785,000	754,478
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	560,792
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,341,982
Washington Housing Finance Commission Multi-Family Mortgage-Backed (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	795,000	755,932
Washington Housing Finance Commission Municipal Certificates, “A”, 4.085%, 3/01/2050	2,906,349	2,673,008
Washington Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035	64,771,528	2,525,163
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	667,762
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	961,695
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	893,087
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	225,976
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	315,614
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	386,049
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	898,028
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	761,999
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,461,738
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,173,196
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,564,461
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	929,821
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,737,433
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	1,934,408
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	2,804,275

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington Housing Finance Commission Nonprofit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	$2,790,000	$2,955,125
Washington Housing Finance Commission Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.5%, 7/01/2050	2,500,000	2,435,111
Washington Housing Finance Commission Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	4,260,000	4,249,431
Washington Housing Finance Commission Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2055	1,865,000	1,832,807
Washington Housing Finance Commission Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	1,555,000	1,503,400
Whatcom County, WA, Public Utility District No. 1, Taxable, “A”, BAM, 5.5%, 12/01/2042	515,000	534,580
Whatcom County, WA, Public Utility District No. 1, Taxable, “A”, BAM, 5.5%, 12/01/2043	550,000	567,600
		$81,974,579
West Virginia – 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,390,000	$1,152,433
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	829,000	847,087
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,415,000	3,088,121
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	12,717,000	2,597,153
Ohio County, WV, County Commission Tax Increment Refunding & Improvement Rev. (Highlands Project), 5.25%, 6/01/2044	300,000	290,903
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	3,665,000	3,571,144
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	4,010,000	4,072,918
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,167,316
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	350,518
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	5,720,603
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	536,581
		$23,394,777
Wisconsin – 7.3%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$561,138
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	814,482
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	735,015
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,046,543
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	995,275
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,565,419
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,594,466
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	648,981
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	572,748
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	523,332
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	458,509
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	556,390
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	509,143
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	478,519
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	462,198
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	406,988
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	94,441
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	1,520,000	912,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	1,389,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	759,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	789,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	489,860

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	$800,000	$739,411
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	659,537
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	521,665
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	100,000	60,000
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,050,597
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,722,143
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	11,313,096
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	655,972
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	426,701
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	414,210
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,665,000	2,425,809
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	3,870,000	3,000,665
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	6,015,000	4,267,730
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,542,507
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	4,907,189
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,004,183
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,721,347
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	9,486,837
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	1,925,000	1,936,482
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	4,870,350
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	299,730
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	389,991
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	614,563
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,806,236
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/2030) (n)	95,000	103,798
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,008,329
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	830,914
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	3,780,000	3,654,486
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/2030) (n)	100,000	109,262
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,670,931
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,462,558
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	105,000	110,324
Wisconsin Public Finance Authority Rev., Bluehub Loan Fund (Sustainability Bonds), “B”, 4.5%, 7/01/2044	1,105,000	1,028,788
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2050	890,000	877,932
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2055	765,000	745,222
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2061	1,290,000	1,242,530
Wisconsin Public Finance Authority, Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,215,000	5,364,935
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,384,190
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,186,651
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	921,698
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,389,849
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,795,232
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	162,271
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	445,468
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,067,642
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	727,903
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,157,972
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	681,392
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,454,376
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	375,000	370,711

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	$815,000	$771,797
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,196,597
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 4.25%, 6/15/2034	1,000,000	992,263
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5%, 6/15/2044	1,000,000	938,468
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	725,000	679,736
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	485,000	498,015
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,006,141
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,657,733
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	1,130,000	1,134,859
Wisconsin Public Finance Authority, Charter School Rev., Taxable (Foundation Academy Charter School Project), 5%, 7/01/2055	2,000,000	1,727,751
Wisconsin Public Finance Authority, Charter School Rev., Taxable (Foundation Academy Charter School Project), 5%, 7/01/2060	675,000	573,859
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	282,162
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	1,265,000	1,155,969
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	522,049
Wisconsin Public Finance Authority, Education Refunding Rev., Taxable (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	715,000	583,746
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	661,672
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	911,584
Wisconsin Public Finance Authority, Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,025,422
Wisconsin Public Finance Authority, Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,005,297
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,739,664
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,024,012
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	496,870
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	660,000	642,156
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	686,966
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	665,161
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,100,000	1,039,763
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	270,000	265,058
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	462,757
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	929,538
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	615,000	619,229
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	8,865,000	7,882,574
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2054	900,000	819,684
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	1,310,000	1,161,356
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	487,896
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,661,121
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	619,224
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	120,000	120,045
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	920,366
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,188,108
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	553,747
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	581,790
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5.5%, 6/01/2055	12,100,000	12,233,470
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,846,713
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,519,399

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	$5,480,000	$3,871,991
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,818,996
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	27,380,000	26,490,150
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	5,730,000	5,543,775
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	7,245,000	7,343,836
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), “A”, 7.125%, 7/01/2065 (Put Date 1/01/2036)	5,295,000	5,105,725
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,185,000	3,176,897
Wisconsin Public Finance Authority, Municipal Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,160,138
Wisconsin Public Finance Authority, Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,110,011
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	5,125,000	5,134,762
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Southminister), 5%, 10/01/2048	5,840,000	5,260,410
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	234,673
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	293,230
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	783,737
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	742,297
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	2,905,000	2,509,475
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,151,285
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 6/30/2060 (w)	4,420,000	4,256,803
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065 (w)	7,925,000	7,555,402
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,416,504
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	5,000,000	4,734,330
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	5,280,000	4,754,362
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	11,250,000	9,865,230
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	12,625,350
Wisconsin Public Finance Authority, Special Facility Convertible Rev., Taxable (Million Air Three General Aviation Facilities Project), “B”, 7%, 9/01/2054	900,000	947,987
Wisconsin Public Finance Authority, Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	435,000	436,498
Wisconsin Public Finance Authority, Special Facility Rev. Taxable (Million Air Three LLC General Aviation Facilities Project), “A”, 9.25%, 9/01/2055	7,500,000	6,922,987
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5.25%, 6/01/2054	2,230,000	2,130,424
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	200,000	193,072
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2050	420,000	412,917
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2045	220,000	215,024
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.5%, 6/15/2055	305,000	298,266

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (NC A&T Real Estate Foundation LLC Project), “A”, 5%, 6/01/2049	$3,525,000	$3,252,095
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	511,994
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	876,461
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	720,666
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	792,310
Wisconsin Public Finance Authority, Student Housing Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.25%, 6/01/2045	370,000	355,992
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,065,000	2,944,469
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2055	825,000	803,899
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5%, 6/15/2035	475,000	481,298
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.5%, 6/15/2045	710,000	677,785
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	435,000	412,324
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,434,121
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,490,217
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,675,263
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	3,470,000	3,201,353
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	304,382
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,370,006
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,155,000	1,519,292
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,292,240
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	335,835
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,254,633
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), 5%, 12/15/2036	4,348,044	4,274,187
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev., Taxable (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	2,948,000	1,463,185
		$354,587,100
Total Municipal Bonds (Identified Cost, $5,249,557,350)		$4,788,823,424
Other Municipal Bonds – 0.8%
Multi-Family Housing Revenue – 0.8%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$8,080,000	$6,432,567
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	10,716,668	10,524,308
Freddie Mac, 4.519%, 8/25/2041	9,274,302	9,381,505
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.518%, 6/25/2038 (i)(n)	29,164,984	3,109,451
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.059%, 1/25/2038 (i)(n)	27,550,582	3,903,372
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.226%, 7/25/2041 (i)(n)	17,038,944	1,503,028
FRETE 2022-ML13 Trust, “X-CA”, 0.958%, 7/25/2036 (i)	36,199,723	1,926,035
Total Other Municipal Bonds (Identified Cost, $37,521,860)		$36,780,266
Bonds – 0.5%
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$2,215,974

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$8,338,000	$8,047,589
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	1,040,063
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,487,857
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,681,506
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	18,908,415	6,275,514
		$20,532,529
Total Bonds (Identified Cost, $29,244,772)		$22,748,503
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $6,255,352)	$10,974,302	$6,817,785
Escrow Interests (e) – 0.0%
Healthcare Revenue - Long Term Care – 0.0%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$900,000	$200,700
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	1,000,000	223,000
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Total Escrow Interests (Identified Cost, $1,346,920)		$1,346,920
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (a) (Identified Cost, $171,332)	65,897	$659
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $82,240,904)	82,240,904	$82,240,903
Other Assets, Less Liabilities – (1.9)%		(90,032,762)
Net Assets – 100.0%		$4,848,725,698

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $82,240,903 and
$4,856,517,557, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$911,194,569, representing 18.8% of net assets.

(q)	Interest received was less than stated coupon rate.
(r)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$25,312
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	10,988,623	126
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/01/2018	11,564,858	128,306
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	1,330,671	795,000
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	10,215,225	7,931,442
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,165,985	3,234,610
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	12/16/2013-8/29/2018	4,157,122	3,227,728
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051	11/15/2017	3,792,783	2,945,297
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,611,931	2,027,996
Total Restricted Securities			$20,315,817
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $5,324,097,586)	$4,856,517,557
Investments in affiliated issuers, at value (identified cost, $82,240,904)	82,240,903
Receivables for
Investments sold	2,228,465
Fund shares sold	14,426,852
Interest and dividends	53,977,343
Receivable from investment adviser	117,790
Other assets	88,581
Total assets	$5,009,597,491
Liabilities
Payable to custodian	$31,597
Payables for
Distributions	2,606,350
Investments purchased	1,363,302
When-issued investments purchased	34,694,050
Fund shares reacquired	17,762,155
Interest expense and fees	422,106
Payable to the holders of the floating rate certificates	102,561,405
Payable to affiliates
Administrative services fee	3,003
Shareholder servicing costs	965,988
Distribution and service fees	2,713
Accrued expenses and other liabilities	459,124
Total liabilities	$160,871,793
Net assets	$4,848,725,698
Net assets consist of
Paid-in capital	$5,630,823,674
Total distributable earnings (loss)	(782,097,976)
Net assets	$4,848,725,698
Shares of beneficial interest outstanding	678,368,242

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,717,267,070	240,148,656	$7.15
Class B	512,210	71,556	7.16
Class C	49,248,257	6,879,557	7.16
Class I	1,992,540,698	278,812,690	7.15
Class R6	1,089,157,463	152,455,783	7.14

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.47 [100 / 95.75 x $7.15]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/25 (unaudited) Net investment income (loss)
Income
Interest	$118,493,345
Dividends from unaffiliated issuers	3,398,251
Other	527
Total investment income	$121,892,123
Expenses
Management fee	$12,637,950
Distribution and service fees	274,692
Shareholder servicing costs	1,620,538
Administrative services fee	276,570
Independent Trustees' compensation	51,873
Custodian fee	188,743
Shareholder communications	75,095
Audit and tax fees	40,150
Legal fees	112,647
Interest expense and fees	2,266,395
Miscellaneous	201,332
Total expenses	$17,745,985
Fees paid indirectly	(631)
Reduction of expenses by investment adviser and distributor	(1,636,865)
Net expenses	$16,108,489
Net investment income (loss)	$105,783,634
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(21,603,289)
Affiliated issuers	(16,923)
Net realized gain (loss)	$(21,620,212)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(220,312,453)
Affiliated issuers	(28,035)
Net unrealized gain (loss)	$(220,340,488)
Net realized and unrealized gain (loss)	$(241,960,700)
Change in net assets from operations	$(136,177,066)
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25
Change in net assets
From operations
Net investment income (loss)	$105,783,634	$188,245,768
Net realized gain (loss)	(21,620,212)	(33,972,429)
Net unrealized gain (loss)	(220,340,488)	142,159,881
Change in net assets from operations	$(136,177,066)	$296,433,220
Total distributions to shareholders	$(104,618,770)	$(189,449,416)
Change in net assets from fund share transactions	$344,749,269	$333,477,301
Total change in net assets	$103,953,433	$440,461,105
Net assets
At beginning of period	4,744,772,265	4,304,311,160
At end of period	$4,848,725,698	$4,744,772,265
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.51	$7.32	$7.44	$8.42	$8.62	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.30	$0.28	$0.26	$0.30
Net realized and unrealized gain (loss)	(0.36)	0.19	(0.10)	(0.97)	(0.21)	(0.04)
Total from investment operations	$(0.20)	$0.51	$0.20	$(0.69)	$0.05	$0.26
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.32)	$(0.29)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$7.15	$7.51	$7.32	$7.44	$8.42	$8.62
Total return (%) (r)(s)(t)(x)	(2.72)(n)	7.07	2.87	(8.11)	0.58	3.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74 (a)	0.70	0.68	0.67	0.63	0.65
Expenses after expense reductions (f)	0.68 (a)	0.60	0.60	0.62	0.62	0.64
Net investment income (loss)	4.40 (a)	4.25	4.20	3.67	2.94	3.65
Portfolio turnover rate	5 (n)	12	13	18	17	30
Net assets at end of period (000 omitted)	$1,717,267	$1,779,818	$1,539,740	$1,585,048	$2,066,744	$1,971,228
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58 (a)	0.58	0.58	0.60	0.61	0.62

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.52	$7.33	$7.45	$8.42	$8.63	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.25	$0.22	$0.19	$0.25
Net realized and unrealized gain (loss)	(0.36)	0.19	(0.10)	(0.95)	(0.21)	(0.05)
Total from investment operations	$(0.23)	$0.45	$0.15	$(0.73)	$(0.02)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.27)	$(0.24)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$7.16	$7.52	$7.33	$7.45	$8.42	$8.63
Total return (%) (r)(s)(t)(x)	(3.07)(n)	6.29	2.11	(8.67)	(0.28)	2.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75 (a)	1.70	1.68	1.67	1.63	1.66
Expenses after expense reductions (f)	1.43 (a)	1.35	1.35	1.37	1.37	1.40
Net investment income (loss)	3.64 (a)	3.52	3.44	2.89	2.21	3.00
Portfolio turnover rate	5 (n)	12	13	18	17	30
Net assets at end of period (000 omitted)	$512	$795	$1,642	$2,792	$5,096	$6,519
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33 (a)	1.33	1.33	1.35	1.36	1.38

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.52	$7.33	$7.45	$8.42	$8.63	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.23	$0.20	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.36)	0.20	(0.10)	(0.95)	(0.21)	(0.04)
Total from investment operations	$(0.24)	$0.44	$0.13	$(0.75)	$(0.04)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.25)	$(0.22)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$7.16	$7.52	$7.33	$7.45	$8.42	$8.63
Total return (%) (r)(s)(t)(x)	(3.19)(n)	6.01	1.85	(8.90)	(0.53)	2.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75 (a)	1.70	1.68	1.67	1.63	1.66
Expenses after expense reductions (f)	1.68 (a)	1.60	1.60	1.62	1.62	1.64
Net investment income (loss)	3.40 (a)	3.26	3.20	2.65	1.95	2.69
Portfolio turnover rate	5 (n)	12	13	18	17	30
Net assets at end of period (000 omitted)	$49,248	$59,643	$71,836	$92,366	$148,124	$167,087
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58 (a)	1.58	1.58	1.60	1.61	1.63

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.51	$7.32	$7.44	$8.41	$8.62	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.30	$0.28	$0.25	$0.30
Net realized and unrealized gain (loss)	(0.36)	0.19	(0.10)	(0.96)	(0.21)	(0.04)
Total from investment operations	$(0.20)	$0.51	$0.20	$(0.68)	$0.04	$0.26
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.32)	$(0.29)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$7.15	$7.51	$7.32	$7.44	$8.41	$8.62
Total return (%) (r)(s)(t)(x)	(2.72)(n)	7.07	2.86	(8.01)	0.46	3.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74 (a)	0.70	0.68	0.67	0.63	0.65
Expenses after expense reductions (f)	0.68 (a)	0.60	0.60	0.62	0.62	0.64
Net investment income (loss)	4.40 (a)	4.25	4.19	3.64	2.94	3.64
Portfolio turnover rate	5 (n)	12	13	18	17	30
Net assets at end of period (000 omitted)	$1,992,541	$2,029,265	$1,835,036	$1,832,629	$2,792,475	$2,831,021
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58 (a)	0.58	0.58	0.60	0.61	0.62

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.51	$7.32	$7.43	$8.41	$8.62	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.31	$0.28	$0.26	$0.31
Net realized and unrealized gain (loss)	(0.37)	0.20	(0.10)	(0.96)	(0.21)	(0.03)
Total from investment operations	$(0.21)	$0.52	$0.21	$(0.68)	$0.05	$0.28
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.32)	$(0.30)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$7.14	$7.51	$7.32	$7.43	$8.41	$8.62
Total return (%) (r)(s)(t)(x)	(2.82)(n)	7.16	3.09	(8.06)	0.54	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66 (a)	0.62	0.59	0.58	0.54	0.57
Expenses after expense reductions (f)	0.59 (a)	0.52	0.52	0.54	0.53	0.56
Net investment income (loss)	4.47 (a)	4.34	4.28	3.71	3.01	3.73
Portfolio turnover rate	5 (n)	12	13	18	17	30
Net assets at end of period (000 omitted)	$1,089,157	$875,251	$856,058	$910,932	$1,802,449	$1,398,315
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50 (a)	0.50	0.50	0.52	0.52	0.54

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$659	$—	$659
Municipal Bonds	—	4,833,768,395	—	4,833,768,395
U.S. Corporate Bonds	—	22,748,503	—	22,748,503
Investment Companies	82,240,903	—	—	82,240,903
Total	$82,240,903	$4,856,517,557	$—	$4,938,758,460
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Equity Securities
Balance as of 1/31/25	$67,215
Change in unrealized appreciation or depreciation	(66,556)
Transfers out of level 3	(659)
Balance as of 7/31/25	$—
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At July 31, 2025, the fund’s payable to the holders of the floating rate certificates was $102,561,405 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.18%. For the six months ended July 31, 2025, the average payable to the holders of the settled floating rate certificates was $96,646,200 at a weighted average interest rate of 2.54%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended July 31, 2025, the related interest expense and fees amounted to $2,254,922 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$5,214,231
Tax-exempt income	184,235,185
Total distributions	$189,449,416
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$5,334,547,637
Gross appreciation	25,614,757
Gross depreciation	(523,965,339)
Net unrealized appreciation (depreciation)	$(498,350,582)
As of 1/31/25
Undistributed ordinary income	1,082,443
Undistributed tax-exempt income	47,529,330
Capital loss carryforwards	(288,233,325)
Other temporary differences	(17,330,277)
Net unrealized appreciation (depreciation)	(284,350,311)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(113,980,303)
Long-Term	(174,253,022)
Total	$(288,233,325)

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/25	Year ended 1/31/25
Class A	$37,825,210	$70,828,700
Class B	11,744	41,173
Class C	909,979	2,179,664
Class I	43,401,697	79,731,534
Class R6	22,470,140	36,668,345
Total	$104,618,770	$189,449,416
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2026. For the six months ended July 31, 2025, this management fee reduction amounted to $335,370, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027. For the six months ended July 31, 2025, this reduction amounted to $1,300,680, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,778 for the six months ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$3,261
Class C	0.75%	0.25%	1.00%	1.00%	271,431
Total Distribution and Service Fees					$274,692
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2025 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2027. For the six months ended July 31, 2025, this waiver amounted to $815, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money.  There were no service fee rebates for the six months ended July 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2025, were as follows:
Amount
Class A	$118,894
Class B	75
Class C	5,968
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2025, the fee was $47,217, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,573,321.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.0115% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class C	4	$27
8/19/2024	Redemption	Class I	3	20

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the period ended July 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$25,934
Non-U.S. Government securities	759,311,059	241,679,088
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/25		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,370,384	$171,342,164	60,186,282	$451,010,239
Class B	47	346	54	398
Class C	332,824	2,456,683	1,138,103	8,529,945
Class I	56,241,031	410,725,555	93,774,892	700,610,324
Class R6	59,880,802	440,190,745	47,350,241	353,783,255
	139,825,088	$1,024,715,493	202,449,572	$1,513,934,161
Shares issued to shareholders in reinvestment of distributions
Class A	4,907,677	$35,910,713	8,964,672	$66,978,538
Class B	1,575	11,560	5,369	39,987
Class C	117,422	860,889	276,663	2,066,124
Class I	5,402,255	39,509,173	9,650,820	72,051,343
Class R6	1,897,752	13,858,758	3,415,071	25,456,872
	12,326,681	$90,151,093	22,312,595	$166,592,864
Shares reacquired
Class A	(25,040,946)	$(182,636,485)	(42,537,768)	$(317,607,683)
Class B	(35,729)	(261,378)	(123,801)	(924,937)
Class C	(1,501,176)	(10,978,235)	(3,285,132)	(24,559,990)
Class I	(53,109,320)	(386,873,346)	(83,921,371)	(622,874,865)
Class R6	(25,933,606)	(189,367,873)	(51,175,944)	(381,082,249)
	(105,620,777)	$(770,117,317)	(181,044,016)	$(1,347,049,724)
Net change
Class A	3,237,115	$24,616,392	26,613,186	$200,381,094
Class B	(34,107)	(249,472)	(118,378)	(884,552)
Class C	(1,050,930)	(7,660,663)	(1,870,366)	(13,963,921)
Class I	8,533,966	63,361,382	19,504,341	149,786,802
Class R6	35,844,948	264,681,630	(410,632)	(1,842,122)
	46,530,992	$344,749,269	43,718,151	$333,477,301
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2025, the fund’s commitment fee and interest expense were $11,299 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended July 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$266,728,129	$463,200,355	$647,642,623	$(16,923)	$(28,035)	$82,240,903

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,398,251	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal High Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Municipal High Income Fund
Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2023, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its

MFS Municipal High Income Fund
Board Review of Investment Advisory Agreement - continued
Broadridge performance universe improved for the period ended December 31, 2024, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Global High Yield Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global High Yield Fund
Portfolio of Investments − 7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 32.3%
Aerospace & Defense – 0.4%
Czechoslovak Group A.S., 5.25%, 1/10/2031 (n)	EUR	738,000	$865,454
Automotive – 0.3%
Benteler International AG, 7.25%, 6/15/2031 (n)	EUR	365,000	$441,847
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)		100,000	115,387
			$557,234
Broadcasting – 0.5%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$294,000	$304,883
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	507,293	579,502
			$884,385
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	430,000	$486,249
Business Services – 0.7%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	570,000	$693,504
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		461,000	557,137
Engineering Ingegneria Informatica S.p.A., 8.625%, 2/15/2030		103,000	126,971
			$1,377,612
Cable TV – 0.7%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	686,126	$792,779
Ziggo B.V., 2.875%, 1/15/2030 (n)		260,000	279,651
Ziggo B.V., 2.875%, 1/15/2030		200,000	215,116
			$1,287,546
Chemicals – 1.1%
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030 (n)	EUR	504,000	$590,708
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030		100,000	117,204
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$1,019,000	848,096
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	510,837
			$2,066,845
Conglomerates – 0.6%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$605,000	$596,045
SCC Power PLC, 8%, 12/31/2028 (n)		850,966	525,471
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	92,188
			$1,213,704
Consumer Products – 0.6%
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)	EUR	406,400	$455,491
Flos B&B ltalia S.p.A., 10%, 11/15/2028		120,000	143,940
Opal Bidco S.A.S., 5.5%, 3/31/2032		358,000	420,835
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$220,000	222,302
			$1,242,568
HYOFS-SEM
1

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.2%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	250,000	$301,632
Amber Finco PLC, 6.625%, 7/15/2029		437,000	527,253
Verisure Holding AB, 3.25%, 2/15/2027		315,000	358,774
Verisure Midholding AB, 5.25%, 2/15/2029		915,000	1,051,614
			$2,239,273
Containers – 0.5%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$434,000	$404,285
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		640,000	605,901
			$1,010,186
Emerging Market Quasi-Sovereign – 2.9%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	970,000	$1,070,285
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$731,000	753,887
Petroleos Mexicanos, 6.5%, 3/13/2027		445,000	445,175
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	442,826
Petroleos Mexicanos, 10%, 2/07/2033		460,000	512,951
Petroleos Mexicanos, 6.5%, 6/02/2041		1,385,000	1,097,066
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	542,569
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		697,000	696,519
			$5,561,278
Energy - Independent – 0.8%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$471,000	$474,499
Kosmos Energy Ltd., 8.75%, 10/01/2031		372,000	286,745
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		450,000	422,215
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	460,552
			$1,644,011
Entertainment – 0.4%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	560,000	$781,122
Financial Institutions – 1.4%
Heimstaden AB, 6.75%, 1/15/2174	EUR	200,000	$188,974
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$554,000	562,782
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		500,000	507,468
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		686,000	701,966
Vivion Investments S.à r.l., 6.5%, 8/31/2028 (p)	EUR	621,885	700,923
			$2,662,113
Food & Beverages – 1.1%
Arcor S.A.I.C., 7.6%, 7/31/2033 (n)		$726,000	$724,185
Boparan Finance PLC, 9.375%, 11/07/2029	GBP	303,000	417,978
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$916,000	889,901
			$2,032,064
Gaming & Lodging – 1.9%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	370,000	$504,582
Allwyn International A.S., 3.875%, 2/15/2027 (n)	EUR	565,000	645,658
Allwyn International A.S., 3.875%, 2/15/2027		345,000	394,251
Essendi S.A., 6.375%, 10/15/2029 (n)		550,000	663,743
Essendi S.A., 6.375%, 10/15/2029		100,000	120,680
Lottomatica S.p.A./Roma, 5.375%, 6/01/2030 (n)		588,000	699,068
2

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		$411,000	$391,918
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		294,000	290,779
			$3,710,679
Industrial – 0.4%
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)	EUR	310,000	$382,923
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		250,000	308,809
			$691,732
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$605,085
Major Banks – 0.5%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	845,000	$952,260
Medical & Health Technology & Services – 0.6%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$477,845
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031		100,000	123,156
Laboratoire Eimer Selas, 5%, 2/01/2029		494,000	521,296
			$1,122,297
Metals & Mining – 1.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$131,972
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		325,000	331,939
Endeavour Mining PLC, 7%, 5/28/2030 (n)		591,000	599,333
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		635,000	654,318
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	512,370
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		$359,667	196,910
Samarco Mineracao S.A., 0% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,054,450	1,044,280
			$3,471,122
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$370,863	$353,338
Network & Telecom – 1.1%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	280,000	$325,550
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		124,000	146,431
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	185,282
Iliad S.A., 5.625%, 2/15/2030		300,000	369,906
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	967,079
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		100,000	115,818
			$2,110,066
Oils – 0.3%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$695,102	$566,300
Other Banks & Diversified Financials – 1.3%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$754,094
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	787,878
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	895,000	987,732
			$2,529,704
3

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.6%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$423,702
Grifols S.A., 7.125%, 5/01/2030	EUR	394,000	474,450
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)		596,000	714,688
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030		100,000	119,914
Rossini S.à r.l., 6.75%, 12/31/2029 (n)		401,000	482,964
Rossini S.à r.l., 6.75%, 12/31/2029		200,000	240,880
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$621,000	616,358
			$3,072,956
Pollution Control – 0.2%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033		$385,000	$345,963
Precious Metals & Minerals – 0.4%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$415,000	$422,947
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		342,000	341,747
			$764,694
Restaurants – 0.3%
Punch Finance PLC, 7.875%, 12/30/2030 (n)	GBP	383,000	$517,119
Retailers – 1.9%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	685,000	$959,291
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032 (n)	EUR	189,000	219,456
Bubbles Bidco S.p.A., 6.5%, 9/30/2031		100,000	117,571
Bubbles BidCo S.p.A., 6.5%, 9/30/2031 (n)		450,000	529,071
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)	GBP	350,000	479,807
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029		100,000	137,088
Fressnapf Holding SE, 5.25%, 10/31/2031	EUR	600,000	701,098
Maxeda DIY Holding B.V., 5.875%, 10/01/2026		472,000	508,399
			$3,651,781
Telecommunications - Wireless – 2.7%
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		$785,000	$771,862
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		617,400	612,319
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	648,000	771,018
Softbank Group Corp., 5.75%, 7/08/2032		550,000	639,772
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	370,195
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	605,000	667,102
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030		852,000	983,025
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		125,000	151,140
Zegona Finance PLC, 6.75%, 7/15/2029		238,000	287,770
			$5,254,203
Transportation - Services – 1.0%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$402,309	$405,118
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	579,666
Edge Finco PLC, 8.125%, 8/15/2031		100,000	140,016
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$535,000	537,434
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		288,000	287,905
			$1,950,139
4

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.1%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)	$672,000	$703,606
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	387,093	376,564
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	636,267	626,385
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031	493,650	498,684
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	529,000	500,942
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	374,000	389,259
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)	376,000	387,179
Termocandelaria Power S.A., 7.75%, 9/17/2031	400,000	411,892
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	244,000	242,486
		$4,136,997
Utilities - Other – 0.3%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$586,000	$591,353
Total Bonds (Identified Cost, $60,896,459)		$62,309,432
Mutual Funds (h) – 66.8%
Bond Funds – 65.6%
MFS High Yield Pooled Portfolio (a)(v)(y)	15,030,942	$126,259,914
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	2,332,255	$2,332,255
Total Mutual Funds (Identified Cost, $125,062,823)		$128,592,169
Other Assets, Less Liabilities – 0.9%		1,674,185
Net Assets – 100.0%		$192,575,786

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $128,592,169 and
$62,309,432, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,686,117, representing 17.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of July 31, 2025 has been included at the end of this report.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/2021-1/31/2022	$357,601	$196,910
% of Net assets			0.1%
5

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	595,042	CAD	813,000	Merrill Lynch International	10/17/2025	$6,109
USD	17,720,692	EUR	15,131,470	Barclays Bank PLC	10/17/2025	365,270
USD	6,205,393	EUR	5,296,015	Citibank N.A.	10/17/2025	130,995
USD	5,124,151	EUR	4,375,420	Deutsche Bank AG	10/17/2025	105,652
USD	758,918	EUR	645,200	State Street Corp.	10/17/2025	18,889
USD	1,797,252	GBP	1,333,827	Goldman Sachs International	10/17/2025	34,448
USD	2,540,983	GBP	1,886,248	HSBC Bank	10/17/2025	48,093
USD	1,157,629	GBP	858,467	State Street Corp.	10/17/2025	23,068
						$732,524
Liability Derivatives
EUR	251,394	USD	292,937	HSBC Bank	10/17/2025	$(4,595)
EUR	404,312	USD	476,345	Morgan Stanley Capital Services LLC	10/17/2025	(12,609)
EUR	133,651	USD	153,447	State Street Corp.	10/17/2025	(153)
GBP	409,201	USD	548,121	Morgan Stanley Capital Services LLC	10/17/2025	(7,315)
						$(24,672)
See Notes to Financial Statements
6

MFS Global High Yield Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $60,896,459)	$62,309,432
Investments in affiliated issuers, at value (identified cost, $125,062,823)	128,592,169
Cash	502,116
Receivables for
Forward foreign currency exchange contracts	732,524
Investments sold	426,197
Fund shares sold	86,114
Interest and dividends	963,257
Receivable from investment adviser	22,625
Other assets	63,995
Total assets	$193,698,429
Liabilities
Payables for
Distributions	$25,568
Forward foreign currency exchange contracts	24,672
Investments purchased	504,353
Fund shares reacquired	439,800
Payable to affiliates
Administrative services fee	194
Shareholder servicing costs	57,513
Distribution and service fees	1,568
Accrued expenses and other liabilities	68,975
Total liabilities	$1,122,643
Net assets	$192,575,786
Net assets consist of
Paid-in capital	$265,083,877
Total distributable earnings (loss)	(72,508,091)
Net assets	$192,575,786
Shares of beneficial interest outstanding	33,958,162

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$97,109,212	17,118,246	$5.67
Class B	184,768	32,492	5.69
Class C	3,502,464	618,101	5.67
Class I	70,201,519	12,382,969	5.67
Class R1	92,705	16,344	5.67
Class R2	520,139	91,556	5.68
Class R3	1,484,885	260,321	5.70
Class R4	2,081,714	364,849	5.71
Class R6	17,398,380	3,073,284	5.66

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.92 [100 / 95.75 x $5.67]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Global High Yield Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/25 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$4,458,815
Interest	2,187,208
Other	65,836
Total investment income	$6,711,859
Expenses
Management fee	$610,918
Distribution and service fees	146,638
Shareholder servicing costs	125,403
Administrative services fee	17,570
Independent Trustees' compensation	2,936
Custodian fee	13,884
Shareholder communications	11,241
Audit and tax fees	50,645
Legal fees	522
Registration fees	65,711
Miscellaneous	19,469
Total expenses	$1,064,937
Fees paid indirectly	(951)
Reduction of expenses by investment adviser and distributor	(174,073)
Net expenses	$889,913
Net investment income (loss)	$5,821,946
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$554,572
Affiliated issuers	(1,339,579)
Forward foreign currency exchange contracts	(3,884,741)
Foreign currency	40,450
Net realized gain (loss)	$(4,629,298)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,275,257
Affiliated issuers	2,170,991
Forward foreign currency exchange contracts	999,020
Translation of assets and liabilities in foreign currencies	8,838
Net unrealized gain (loss)	$6,454,106
Net realized and unrealized gain (loss)	$1,824,808
Change in net assets from operations	$7,646,754
See Notes to Financial Statements
8

MFS Global High Yield Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25
Change in net assets
From operations
Net investment income (loss)	$5,821,946	$11,799,720
Net realized gain (loss)	(4,629,298)	(4,368,194)
Net unrealized gain (loss)	6,454,106	10,339,110
Change in net assets from operations	$7,646,754	$17,770,636
Total distributions to shareholders	$(5,186,037)	$(11,149,625)
Change in net assets from fund share transactions	$8,212,371	$(36,574,581)
Total change in net assets	$10,673,088	$(29,953,570)
Net assets
At beginning of period	181,902,698	211,856,268
At end of period	$192,575,786	$181,902,698
See Notes to Financial Statements
9

MFS Global High Yield Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.61	$5.43	$5.21	$5.94	$6.24	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.29	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.04	0.16	0.17	(0.54)	(0.24)	(0.04)
Total from investment operations	$0.21	$0.48	$0.46	$(0.29)	$0.02	$0.23
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.24)	$(0.44)	$(0.32)	$(0.27)
Net asset value, end of period (x)	$5.67	$5.61	$5.43	$5.21	$5.94	$6.24
Total return (%) (r)(s)(t)(x)	3.81 (n)	9.05	9.17	(4.59)	0.31	3.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24 (a)	1.23	1.25	1.20	1.16	1.17
Expenses after expense reductions (f)(h)	1.05 (a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	6.10 (a)	5.76	5.50	4.68	4.16	4.47
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$97,109	$100,703	$106,280	$108,712	$133,193	$182,411

Class B	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.63	$5.44	$5.22	$5.95	$6.25	$6.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.04	0.17	0.17	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.19	$0.45	$0.42	$(0.33)	$(0.02)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.20)	$(0.40)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$5.69	$5.63	$5.44	$5.22	$5.95	$6.25
Total return (%) (r)(s)(t)(x)	3.42 (n)	8.43	8.35	(5.28)	(0.44)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.99 (a)	1.98	2.00	1.95	1.91	1.92
Expenses after expense reductions (f)(h)	1.80 (a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	5.36 (a)	5.01	4.74	3.89	3.42	3.74
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$185	$258	$483	$924	$1,831	$3,032

See Notes to Financial Statements
10

MFS Global High Yield Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.61	$5.43	$5.20	$5.93	$6.23	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.04	0.16	0.18	(0.54)	(0.23)	(0.05)
Total from investment operations	$0.19	$0.44	$0.43	$(0.33)	$(0.02)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.20)	$(0.40)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$5.67	$5.61	$5.43	$5.20	$5.93	$6.23
Total return (%) (r)(s)(t)(x)	3.42 (n)	8.24	8.56	(5.33)	(0.45)	2.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.99 (a)	1.98	2.00	1.95	1.91	1.92
Expenses after expense reductions (f)(h)	1.80 (a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	5.35 (a)	5.01	4.75	3.92	3.42	3.74
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$3,502	$4,163	$4,474	$5,314	$7,408	$8,855

Class I	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.61	$5.43	$5.21	$5.94	$6.24	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.33	$0.30	$0.26	$0.27	$0.28
Net realized and unrealized gain (loss)	0.04	0.16	0.17	(0.53)	(0.23)	(0.04)
Total from investment operations	$0.22	$0.49	$0.47	$(0.27)	$0.04	$0.24
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.25)	$(0.46)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$5.67	$5.61	$5.43	$5.21	$5.94	$6.24
Total return (%) (r)(s)(t)(x)	3.94 (n)	9.32	9.43	(4.34)	0.56	4.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98 (a)	0.98	0.99	0.95	0.91	0.91
Expenses after expense reductions (f)(h)	0.80 (a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	6.33 (a)	6.00	5.74	4.87	4.42	4.69
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$70,202	$55,178	$75,223	$49,233	$96,925	$73,648

See Notes to Financial Statements
11

MFS Global High Yield Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.61	$5.43	$5.21	$5.94	$6.24	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.04	0.16	0.17	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.19	$0.44	$0.42	$(0.33)	$(0.02)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.20)	$(0.40)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$5.67	$5.61	$5.43	$5.21	$5.94	$6.24
Total return (%) (r)(s)(t)(x)	3.42 (n)	8.24	8.36	(5.30)	(0.45)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.98 (a)	1.98	2.00	1.94	1.91	1.92
Expenses after expense reductions (f)(h)	1.80 (a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	5.35 (a)	5.01	4.75	3.95	3.42	3.72
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$93	$88	$77	$68	$68	$70

Class R2	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.62	$5.44	$5.22	$5.95	$6.25	$6.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.27	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss)	0.04	0.17	0.18	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.20	$0.47	$0.45	$(0.30)	$0.01	$0.21
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.23)	$(0.43)	$(0.31)	$(0.25)
Net asset value, end of period (x)	$5.68	$5.62	$5.44	$5.22	$5.95	$6.25
Total return (%) (r)(s)(t)(x)	3.68 (n)	8.78	8.89	(4.79)	0.06	3.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.49 (a)	1.48	1.50	1.45	1.41	1.41
Expenses after expense reductions (f)(h)	1.30 (a)	1.30	1.30	1.30	1.30	1.30
Net investment income (loss)	5.85 (a)	5.51	5.25	4.44	3.92	4.17
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$520	$516	$509	$427	$443	$519

See Notes to Financial Statements
12

MFS Global High Yield Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.64	$5.46	$5.24	$5.97	$6.28	$6.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.29	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.04	0.16	0.17	(0.53)	(0.24)	(0.04)
Total from investment operations	$0.21	$0.48	$0.46	$(0.28)	$0.02	$0.23
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.24)	$(0.45)	$(0.33)	$(0.27)
Net asset value, end of period (x)	$5.70	$5.64	$5.46	$5.24	$5.97	$6.28
Total return (%) (r)(s)(t)(x)	3.80 (n)	9.03	9.14	(4.51)	0.17	3.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24 (a)	1.23	1.25	1.20	1.16	1.17
Expenses after expense reductions (f)(h)	1.05 (a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	6.11 (a)	5.76	5.50	4.70	4.18	4.47
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$1,485	$1,925	$1,713	$2,328	$2,567	$2,286

Class R4	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.64	$5.46	$5.23	$5.97	$6.27	$6.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.33	$0.30	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss)	0.05	0.16	0.19	(0.55)	(0.24)	(0.04)
Total from investment operations	$0.23	$0.49	$0.49	$(0.28)	$0.04	$0.24
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.26)	$(0.46)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$5.71	$5.64	$5.46	$5.23	$5.97	$6.27
Total return (%) (r)(s)(t)(x)	4.11 (n)	9.30	9.62	(4.46)	0.58	4.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99 (a)	0.99	1.00	0.94	0.91	0.92
Expenses after expense reductions (f)(h)	0.80 (a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	6.35 (a)	6.04	5.76	4.98	4.42	4.72
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$2,082	$2,031	$7,063	$6,804	$6,316	$6,406

See Notes to Financial Statements
13

MFS Global High Yield Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/25 (unaudited)	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.60	$5.42	$5.20	$5.93	$6.23	$6.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.30	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss)	0.04	0.16	0.18	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.22	$0.50	$0.48	$(0.27)	$0.05	$0.25
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.26)	$(0.46)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$5.66	$5.60	$5.42	$5.20	$5.93	$6.23
Total return (%) (r)(s)(t)(x)	3.99 (n)	9.44	9.56	(4.27)	0.65	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.89 (a)	0.88	0.89	0.85	0.81	0.81
Expenses after expense reductions (f)(h)	0.70 (a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	6.44 (a)	6.11	5.85	5.03	4.53	4.81
Portfolio turnover rate	18 (n)	24	28	14	38	22
Net assets at end of period (000 omitted)	$17,398	$17,040	$16,035	$16,294	$20,365	$22,976

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Global High Yield Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2025, 65.6% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its financial statements. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s financial statements are not covered by this report. The current Financial & Other Information report for the High Yield Pooled Portfolio as of July 31, 2025 has been included at the end of this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
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MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
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MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$6,166,363	$—	$6,166,363
U.S. Corporate Bonds	—	1,555,764	—	1,555,764
Foreign Bonds	—	54,587,305	—	54,587,305
Investment Companies	128,592,169	—	—	128,592,169
Total	$128,592,169	$62,309,432	$—	$190,901,601

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$732,524	$—	$732,524
Forward Foreign Currency Exchange Contracts – Liabilities	—	(24,672)	—	(24,672)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$732,524	$(24,672)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(3,884,741)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$999,020
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MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
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MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$11,149,625
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$204,456,314
Gross appreciation	5,665,274
Gross depreciation	(19,219,987)
Net unrealized appreciation (depreciation)	$(13,554,713)
As of 1/31/25
Undistributed ordinary income	2,869,911
Capital loss carryforwards	(58,098,998)
Other temporary differences	(770,060)
Net unrealized appreciation (depreciation)	(18,969,661)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,837,891)
Long-Term	(54,261,107)
Total	$(58,098,998)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
19

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/25	Year ended 1/31/25
Class A	$2,654,440	$5,610,000
Class B	4,995	18,040
Class C	88,687	210,103
Class I	1,827,895	3,865,459
Class R1	2,050	3,852
Class R2	12,693	28,382
Class R3	51,371	97,500
Class R4	58,156	374,925
Class R6	485,750	941,364
Total	$5,186,037	$11,149,625
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2026. For the six months ended July 31, 2025, this management fee reduction amounted to $13,118, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.72%
This written agreement was terminated on July 31, 2025. For the six months ended July 31, 2025, this reduction amounted to $160,865, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.00%	1.75%	1.75%	0.75%	1.75%	1.25%	1.00%	0.75%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
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MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $846 for the six months ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$122,519
Class B	0.75%	0.25%	1.00%	1.00%	1,069
Class C	0.75%	0.25%	1.00%	1.00%	19,015
Class R1	0.75%	0.25%	1.00%	1.00%	440
Class R2	0.25%	0.25%	0.50%	0.50%	1,229
Class R3	—	0.25%	0.25%	0.25%	2,366
Total Distribution and Service Fees					$146,638
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2025, this rebate amounted to $76 and $14 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2025, were as follows:
Amount
Class A	$125
Class B	—
Class C	55
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2025, the fee was $33,521, which equated to 0.0357% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $91,882.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.0187% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
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MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$16
8/19/2024	Redemption	Class R3	4	22
8/19/2024	Redemption	Class R4	4	20
At July 31, 2025, MFS held approximately 79% of the outstanding shares of Class R1.
(4) Portfolio Securities
For the six months ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $34,658,277 and $33,834,259, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/25		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,099,476	$6,136,613	1,362,309	$7,499,808
Class B	—	—	1,584	8,572
Class C	25,617	143,201	97,373	532,046
Class I	5,173,447	28,501,646	4,878,231	26,823,434
Class R1	394	2,209	668	3,668
Class R2	8,152	45,412	16,294	89,102
Class R3	81,134	458,060	53,801	298,217
Class R4	33,387	187,892	146,066	804,307
Class R6	214,572	1,194,029	449,984	2,482,870
	6,636,179	$36,669,062	7,006,310	$38,542,024
Shares issued to shareholders in reinvestment of distributions
Class A	457,067	$2,559,264	979,398	$5,406,572
Class B	867	4,865	3,240	17,888
Class C	15,093	84,490	36,779	202,704
Class I	324,063	1,814,632	696,469	3,837,488
Class R1	366	2,050	697	3,852
Class R2	2,247	12,609	5,134	28,382
Class R3	8,697	48,956	17,555	97,499
Class R4	10,320	58,139	67,657	374,832
Class R6	78,733	440,081	154,209	849,775
	897,453	$5,025,086	1,961,138	$10,818,992
22

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/25		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,382,857)	$(13,363,067)	(3,963,398)	$(21,853,129)
Class B	(14,215)	(78,539)	(47,625)	(263,812)
Class C	(165,314)	(925,111)	(216,102)	(1,194,435)
Class I	(2,951,484)	(16,419,553)	(9,591,544)	(52,996,039)
Class R1	(32)	(181)	(10)	(55)
Class R2	(10,697)	(60,270)	(23,182)	(128,504)
Class R3	(170,647)	(957,392)	(43,844)	(241,934)
Class R4	(38,736)	(216,067)	(1,148,167)	(6,399,209)
Class R6	(262,718)	(1,461,597)	(519,489)	(2,858,480)
	(5,996,700)	$(33,481,777)	(15,553,361)	$(85,935,597)
Net change
Class A	(826,314)	$(4,667,190)	(1,621,691)	$(8,946,749)
Class B	(13,348)	(73,674)	(42,801)	(237,352)
Class C	(124,604)	(697,420)	(81,950)	(459,685)
Class I	2,546,026	13,896,725	(4,016,844)	(22,335,117)
Class R1	728	4,078	1,355	7,465
Class R2	(298)	(2,249)	(1,754)	(11,020)
Class R3	(80,816)	(450,376)	27,512	153,782
Class R4	4,971	29,964	(934,444)	(5,220,070)
Class R6	30,587	172,513	84,704	474,165
	1,536,932	$8,212,371	(6,585,913)	$(36,574,581)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2025, the fund’s commitment fee and interest expense were $422 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended July 31, 2025:
23

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$117,133,676	$23,062,600	$14,768,898	$(1,338,682)	$2,171,218	$126,259,914
MFS Institutional Money Market Portfolio	3,066,027	36,214,484	36,947,132	(897)	(227)	2,332,255
	$120,199,703	$59,277,084	$51,716,030	$(1,339,579)	$2,170,991	$128,592,169

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$4,375,075	$—
MFS Institutional Money Market Portfolio	83,740	—
	$4,458,815	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global High Yield Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Global High Yield Fund
Board Review of Investment Advisory Agreement
MFS Global High Yield Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
26

MFS Global High Yield Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2025.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
27

MFS High Yield Pooled Portfolio

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS High Yield Pooled Portfolio

PORTFOLIO OF INVESTMENTS − 7/31/25 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.9%

Aerospace & Defense – 3.2%

Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$2,067,000	$2,111,030
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	658,734
Bombardier, Inc., 7.5%, 2/01/2029 (n)		1,068,000	1,109,109
Bombardier, Inc., 8.75%, 11/15/2030 (n)		948,000	1,020,166
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,133,000	1,183,085
Bombardier, Inc., 7%, 6/01/2032 (n)		500,000	517,245
Bombardier, Inc., 6.75%, 6/15/2033 (n)		854,000	877,759
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,411,000	1,439,731
TransDigm, Inc., 4.625%, 1/15/2029		1,602,000	1,566,298
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	888,356
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,753,000	2,853,132
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,480,000	3,502,105

			$17,726,750

Automotive – 2.4%

Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$3,141,000	$2,870,683
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		1,094,000	1,127,947
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,098,487
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$1,602,000	1,568,458
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		1,941,000	1,531,917
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		1,281,000	1,310,127
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,324,000	1,409,049
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		1,512,000	1,039,057
Wabash National Corp., 4.5%, 10/15/2028 (n)		1,889,000	1,690,774

			$13,646,499

Broadcasting – 2.3%

Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$1,903,000	$1,973,445
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,355,000	1,320,786
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,302,000	1,313,420
Gray Media, Inc., 7.25%, 8/15/2033 (n)		817,000	812,703
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		1,993,000	1,918,298
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		679,000	602,799
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,770,000	1,805,417
Univision Communications, Inc., 8%, 8/15/2028 (n)		992,000	1,019,099
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		1,946,000	1,976,299

			$12,742,266

Brokerage & Asset Managers – 2.1%

AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$2,169,000	$2,228,624
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		1,672,000	1,823,180
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		831,000	831,029
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,278,000	1,271,610
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	820,448
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		3,418,000	3,391,217
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		307,000	310,703
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		936,000	951,171

			$11,627,982

HYPFS-SEM	1

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Building – 4.8%

AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		$1,723,000	$1,828,489
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		1,773,000	1,803,086
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		714,000	713,888
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		1,154,000	1,183,196
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		1,550,000	1,141,346
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		714,000	654,481
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		2,088,000	1,958,307
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,801,000	1,818,165
Knife River Corp., 7.75%, 5/01/2031 (n)		2,099,000	2,202,405
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		1,293,000	1,134,608
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		590,000	602,381
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,884,000	1,793,272
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		652,000	653,630
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		2,534,000	2,535,690
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,992,000	2,042,985
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		1,027,000	1,048,728
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		522,000	514,827
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		931,000	881,414
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		2,306,000	2,299,763

			$26,810,661

Business Services – 2.0%

ams-OSRAM AG, 10.5%, 3/30/2029	EUR	876,000	$1,065,807
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$1,893,000	1,860,917
CACI International, Inc., 6.375%, 6/15/2033 (n)		1,998,000	2,043,037
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,568,000	1,560,020
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		1,321,000	1,303,774
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		1,283,000	1,304,911
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		1,982,000	2,047,396

			$11,185,862

Cable TV – 4.6%

Cable One, Inc., 4%, 11/15/2030 (n)		$1,864,000	$1,435,353
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		5,812,000	5,522,526
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		3,482,000	3,257,829
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		1,095,000	993,564
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		1,011,000	871,130
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		2,150,000	1,976,944
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,290,000	636,018
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		975,000	655,435
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		710,000	691,320
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		512,000	493,760
DISH DBS Corp., 7.75%, 7/01/2026		1,209,000	1,074,499
DISH DBS Corp., 5.125%, 6/01/2029		1,397,000	1,037,220
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,071,000	1,115,383
EchoStar Corp., 10.75%, 11/30/2029		1,741,355	1,834,953
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,579,000	1,423,363
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		2,906,000	2,535,237

			$25,554,534

Chemicals – 2.4%

Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$1,865,000	$1,951,795
Chemours Co., 4.625%, 11/15/2029 (n)		2,467,000	2,089,456
Chemours Co., 8%, 1/15/2033 (n)		707,000	657,666

2

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Chemicals – continued

Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		$300,000	$293,355
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		2,222,000	1,860,662
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,728,000	1,965,042
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$2,322,000	2,295,478
SNF Group SACA, 3.375%, 3/15/2030 (n)		2,468,000	2,266,373

			$13,379,827

Computer Software – 1.5%

Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$2,207,000	$2,283,080
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		492,000	509,152
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		2,206,000	2,349,017
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,716,000	1,724,057
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		1,696,000	1,641,355

			$8,506,661

Computer Software - Systems – 1.4%

Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$921,000	$935,644
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		703,000	724,069
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		505,000	532,396
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		2,048,000	2,048,446
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		585,000	601,519
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	1,057,616
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,062,000	2,113,503

			$8,013,193

Conglomerates – 1.5%

Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,297,000	$1,317,699
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		257,000	248,720
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,874,000	1,910,747
Gates Corp., 6.875%, 7/01/2029 (n)		1,414,000	1,455,119
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		1,391,000	1,435,423
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		1,872,000	1,933,413

			$8,301,121

Construction – 1.2%

Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,941,000	$1,979,487
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		609,000	604,623
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,187,000	1,138,760
New Home Co., 8.5%, 11/01/2030 (n)		1,377,000	1,405,877
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,510,000	1,452,993

			$6,581,740

Consumer Products – 3.5%

Acushnet Co., 7.375%, 10/15/2028 (n)		$1,679,000	$1,749,167
Amer Sports Co., 6.75%, 2/16/2031 (n)		2,221,000	2,309,631
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,365,000	1,132,950
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,536,000	1,625,004
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,276,077
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		739,000	609,573
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		858,000	899,076
Newell Brands, Inc., 6.375%, 5/15/2030		1,708,000	1,655,119
Newell Brands, Inc., 6.625%, 5/15/2032		1,111,000	1,062,481
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	809,000	950,992

3

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Consumer Products – continued

Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)	$861,000	$869,641
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	2,489,000	2,515,050
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	1,456,000	1,443,861
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,591,000	1,455,934

		$19,554,556

Consumer Services – 3.1%

Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$838,000	$857,916
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	1,877,000	1,968,292
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	654,000	681,075
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,006,000	1,914,483
Garda World Security Corp., 8.375%, 11/15/2032 (n)	2,014,000	2,074,583
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	2,508,000	2,353,995
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	2,181,000	2,202,868
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,543,000	1,295,502
Service Corp. International, 5.75%, 10/15/2032	2,370,000	2,375,617
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,515,000	1,409,111
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	364,000	374,573

		$17,508,015

Containers – 1.2%

Ball Corp., 6%, 6/15/2029	$1,313,000	$1,336,344
Ball Corp., 2.875%, 8/15/2030	2,575,000	2,313,097
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,419,000	1,448,200
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	1,889,000	1,910,227

		$7,007,868

Electrical Equipment – 0.4%

CommScope LLC, 4.75%, 9/01/2029 (n)	$515,000	$500,091
CommScope LLC, 9.5%, 12/15/2031 (n)	846,000	890,893
CommScope Technologies LLC, 5%, 3/15/2027 (n)	864,000	846,062

		$2,237,046

Electronics – 0.3%

Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,535,000	$1,628,613

Energy - Independent – 4.4%

Chord Energy Corp., 6.75%, 3/15/2033 (n)	$1,569,000	$1,600,415
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,244,000	1,279,238
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	646,000	659,072
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	822,000	832,142
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,372,000	1,414,540
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,713,000	2,682,340
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,066,000	2,099,590
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,166,000	1,143,174
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,020,000	2,041,040
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,930,000	1,961,603
Matador Resources Co., 6.5%, 4/15/2032 (n)	624,000	625,841
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,658,000	1,659,013
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,151,000	1,188,545
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	478,000	480,843
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	1,860,000	1,940,572
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	1,607,000	1,410,482

4

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Energy - Independent – continued

Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	$1,373,000	$1,366,191

		$24,384,641

Entertainment – 2.3%

Life Time, Inc., 6%, 11/15/2031 (n)	$2,119,000	$2,134,638
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	1,770,000	1,844,677
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	165,000	165,297
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	2,068,000	2,092,845
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	1,124,000	1,154,483
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	2,313,000	2,355,344
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	614,000	613,604
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,288,000	2,272,816

		$12,633,704

Financial Institutions – 6.8%

Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$1,932,318	$1,907,066
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	2,548,000	2,653,788
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	690,000	704,235
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	861,000	910,580
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,383,307
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,366,000	1,371,926
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,441,000	1,501,935
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,995,000	1,990,184
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,205,000	1,277,623
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,607,000	1,659,449
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,622,000	1,638,220
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	676,301
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,706,000	1,779,943
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	1,663,000	1,608,514
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,587,000	1,588,644
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	1,417,000	1,449,321
OneMain Finance Corp., 6.625%, 5/15/2029	1,849,000	1,888,361
OneMain Finance Corp., 5.375%, 11/15/2029	1,272,000	1,247,252
OneMain Finance Corp., 7.5%, 5/15/2031	637,000	663,861
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	3,486,000	3,552,970
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	1,165,000	1,220,695
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,147,000	1,163,003
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	1,147,000	1,169,921
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	474,215
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	969,000	1,004,983
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,533,000	1,562,939

		$38,049,236

Food & Beverages – 2.8%

Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$609,000	$643,477
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,071,000	1,131,800
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,531,000	1,528,646
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,171,000	1,189,135
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,969,000	2,835,998
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	795,000	795,996
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	2,955,000	2,850,401
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,844,000	2,785,237
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	479,000	474,595

5

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Food & Beverages – continued

Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	$1,450,000	$1,421,751

		$15,657,036

Forest & Paper Products – 0.7%

Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$2,255,000	$2,282,200
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	1,555,000	1,685,428

		$3,967,628

Gaming & Lodging – 3.7%

CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$1,776,000	$1,775,464
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	3,560,000	3,551,208
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,263,000	3,218,200
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	2,043,000	1,842,022
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	806,000	812,048
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	2,716,000	2,589,898
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,314,000	2,245,541
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,155,000	2,131,391
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,122,000	2,105,639
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	539,000	573,285

		$20,844,696

Industrial – 1.2%

AECOM, 6%, 8/01/2033 (n)	$2,454,000	$2,473,951
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,163,000	3,046,719
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	1,027,000	1,022,287

		$6,542,957

Insurance - Property & Casualty – 4.0%

Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,351,000	$1,398,077
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,577,000	1,538,245
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	511,000	527,903
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	1,009,000	1,021,611
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,069,000	1,052,684
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,564,000	1,608,217
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,620,000	2,658,053
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	883,000	899,181
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	1,069,000	1,038,305
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	1,144,000	1,147,357
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,529,000	2,611,104
Hub International Ltd., 5.625%, 12/01/2029 (n)	980,000	973,049
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,042,000	2,128,654
Hub International Ltd., 7.375%, 1/31/2032 (n)	740,000	770,524
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,933,000	3,033,008

		$22,405,972

Interactive Media Services – 0.4%

Snap, Inc., 6.875%, 3/01/2033 (n)	$2,086,000	$2,138,882

Machinery & Tools – 0.9%

Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$1,370,000	$1,455,625
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,289,000	3,446,846

		$4,902,471

6

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Medical & Health Technology & Services – 4.4%

180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,375,000	$2,248,540
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	1,381,000	1,421,873
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,526,366
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	874,000	617,783
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,992,000	3,492,102
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,854,000	1,904,967
Encompass Health Corp., 5.75%, 9/15/2025	238,000	237,700
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,913,842
Encompass Health Corp., 4.625%, 4/01/2031	749,000	715,361
IQVIA, Inc., 5%, 5/15/2027 (n)	1,263,000	1,255,741
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,915,000	1,974,432
IQVIA, Inc., 6.25%, 6/01/2032 (n)	777,000	796,779
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	1,110,000	1,196,343
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	977,000	1,073,816
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	782,000	811,821
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,765,000	1,814,785
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,732,000	1,769,621

		$24,771,872

Medical Equipment – 1.2%

Insulet Corp., 6.5%, 4/01/2033 (n)	$1,990,000	$2,045,569
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	912,667
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,289,000	2,244,277
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,644,000	1,676,293

		$6,878,806

Metals & Mining – 2.9%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,747,688
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	1,129,000	1,101,463
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,050,000	4,731,349
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	2,151,000	2,248,122
Novelis, Inc., 4.75%, 1/30/2030 (n)	1,990,000	1,906,233
Novelis, Inc., 6.875%, 1/30/2030 (n)	1,032,000	1,063,420
Novelis, Inc., 3.875%, 8/15/2031 (n)	1,050,000	941,828
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	901,009	493,283
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,706,000	1,781,292

		$16,014,678

Midstream – 6.2%

Buckeye Partners LP, 6.75%, 2/01/2030 (n)	$1,527,000	$1,580,831
Buckeye Partners LP, 5.85%, 11/15/2043	575,000	511,204
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	2,135,000	2,221,914
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	901,000	890,668
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	2,545,000	2,654,433
NFE Financing LLC, 12%, 11/15/2029 (n)	1,197,248	424,149
NuStar Logistics LP, 6.375%, 10/01/2030	1,882,000	1,938,827
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,540,000	1,595,115
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	887,000	921,417
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,711,000	1,722,288
Sunoco LP, 7.25%, 5/01/2032 (n)	2,235,000	2,342,269
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,838,000	2,812,515
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,011,000	1,037,308
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,164,000	1,216,773
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	1,437,000	1,487,746

7

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Midstream – continued

Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		$1,684,000	$1,836,535
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		786,000	797,016
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,779,000	2,874,481
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,081,000	2,081,531
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		600,000	647,966
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		1,557,000	1,601,765
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		1,557,000	1,601,695

			$34,798,446

Network & Telecom – 1.2%

Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$650,999
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		1,732,000	1,748,563
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,138,595
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	531,404
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		891,000	1,093,285
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	719,213

			$6,882,059

Oil Services – 0.9%

Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$2,004,000	$1,606,765
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,143,000	2,190,689
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,385,000	1,430,553

			$5,228,007

Pharmaceuticals – 0.8%

1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,304,000	$1,327,588
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,365,000	1,208,025
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	513,250
Grifols S.A., 7.125%, 5/01/2030	EUR	1,111,000	1,337,853

			$4,386,716

Pollution Control – 0.6%

GFL Environmental, Inc., 4%, 8/01/2028 (n)		$1,612,000	$1,562,348
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		619,000	641,493
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	998,036

			$3,201,877

Precious Metals & Minerals – 0.9%

Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$2,050,000	$2,048,486
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,351,000	1,336,109
New Gold, Inc., 6.875%, 4/01/2032 (n)		1,602,000	1,644,027

			$5,028,622

Real Estate - Healthcare – 0.3%

MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$683,000	$626,586
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,212,000	1,259,759

			$1,886,345

Real Estate - Other – 1.3%

Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,719,000	$1,653,586
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,909,000	2,999,866
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	327,791

8

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Real Estate - Other – continued

XHR LP, REIT, 4.875%, 6/01/2029 (n)		$2,126,000	$2,051,970

			$7,033,213

Restaurants – 1.1%

1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,148,398
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,202,000	1,113,668
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,001,000	1,882,597
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,220,000	1,227,281

			$6,371,944

Retailers – 2.2%

Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,651,000	$1,721,291
L Brands, Inc., 6.625%, 10/01/2030 (n)		2,277,000	2,330,717
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		108,000	106,630
Macy’s Retail Holdings LLC, 7.375%, 8/01/2033 (n)		1,649,000	1,655,281
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,247,000	1,232,109
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,303,311
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,031,000	1,947,678
Parkland Corp., 6.625%, 8/15/2032 (n)		372,000	380,234
Penske Automotive Group Co., 3.75%, 6/15/2029		1,861,000	1,761,586

			$12,438,837

Specialty Stores – 1.2%

Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$638,499	$653,147
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		2,696,683	3,031,681
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		920,000	729,535
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,180,000	782,663
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,835,000	1,795,699

			$6,992,725

Supermarkets – 1.1%

Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$3,577,000	$3,645,950
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		2,342,000	2,444,135

			$6,090,085

Telecommunications - Wireless – 1.0%

Altice France S.A., 8.125%, 2/01/2027 (n)		$960,000	$889,655
Altice France S.A., 5.5%, 1/15/2028 (n)		2,092,000	1,859,265
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	620,205
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	244,242
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,677,000	1,785,166

			$5,398,533

Telephone Services – 1.0%

Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$930,617	$1,055,110
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		1,292,820	1,108,593
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		845,660	856,953
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,717,000	1,670,328
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		824,000	835,763

			$5,526,747

Tobacco – 0.4%

Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$1,930,000	$2,021,739

9

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)
Bonds – continued

Transportation - Services – 0.3%

Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		EUR	1,596,000	$1,868,601

Utilities - Electric Power – 2.8%

Calpine Corp., 4.5%, 2/15/2028 (n)			$1,950,000	$1,928,800
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)			3,385,000	3,089,687
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)			463,000	474,575
PG&E Corp., 5.25%, 7/01/2030			2,988,000	2,866,107
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055			858,000	827,955
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)			517,000	513,791
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)			1,918,000	1,892,173
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)			425,000	407,402
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)			1,118,000	1,082,315
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)			1,561,000	1,591,914
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)			448,000	469,907
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)			391,000	414,137

				$15,558,763

Total Bonds (Identified Cost, $539,521,580)				$541,919,032

Common Stocks – 0.1%

Oil Services – 0.1%

LTRI Holdings LP (a)(u) (Identified Cost, $651,262)			3,300	$494,373

	Strike		First
	Price	Exercise
Warrants – 0.0%

Other Banks & Diversified Financials – 0.0%

Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14		N/A 42,350	$26,007

Mutual Funds (h) – 1.8%

Money Market Funds – 1.8%

MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $10,125,488)			10,125,488	$10,125,488

Other Assets, Less Liabilities – 1.2%				6,868,324

Net Assets – 100.0%				$559,433,224

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,125,488 and $542,439,412, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $494,655,143, representing 88.4% of net assets.

(p) Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

	Acquisition
Restricted Securities	Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/21-12/19/24	$899,096	$493,283
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/25

Forward Foreign Currency Exchange Contracts

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
Asset Derivatives
USD	6,803,907	EUR	5,809,769	Barclays Bank PLC	10/17/2025	$140,246
USD	2,382,577	EUR	2,033,419	Citibank N.A.	10/17/2025	50,296
USD	1,967,431	EUR	1,679,954	Deutsche Bank AG	10/17/2025	40,566
USD	1,125,110	EUR	959,410	State Street Corp.	10/17/2025	24,689
						$255,797

See Notes to Financial Statements

11
MFS High Yield Pooled Portfolio
FINANCIAL STATEMENTS	STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 (unaudited)
Assets
Investments in unaffiliated issuers, at value (identified cost, $540,172,842)		$542,439,412
Investments in affiliated issuers, at value (identified cost, $10,125,488)		10,125,488
Cash		708,458
Foreign currency, at value (identified cost, $35)		35
Receivables for
Forward foreign currency exchange contracts		255,797
When-issued investments sold		656,933
Investments sold		3,316,374
Fund shares sold		2,654
Interest and dividends		9,880,456
Other assets		561
Total assets		$567,386,168
Liabilities
Payables for
Distributions		$52
Investments purchased		6,074,123
When-issued investments purchased		652,000
Fund shares reacquired		1,178,705
Payable to affiliates
Administrative services fee		96
Shareholder servicing costs		7
Accrued expenses and other liabilities		47,961
Total liabilities		$7,952,944
Net assets		$559,433,224
Net assets consist of
Paid-in capital		$683,245,065
Total distributable earnings (loss)		(123,811,841)
Net assets		$559,433,224
Shares of beneficial interest outstanding		66,578,226
Net asset value per share (net assets of $559,433,224 / 66,578,226 shares of beneficial interest outstanding)		$8.40

See Notes to Financial Statements

12

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 7/31/25 (unaudited)

Net investment income (loss)

Income
Interest	$19,091,807
Dividends from affiliated issuers	313,846
Dividends from unaffiliated issuers	60,033
Other	14,412
Total investment income	$19,480,098
Expenses
Shareholder servicing costs	$15
Administrative services fee	8,679
Custodian fee	21,092
Shareholder communications	1,265
Audit and tax fees	27,127
Legal fees	1,543
Pricing service fees	4,778
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	10,584
Total expenses	$79,943
Fees paid indirectly	(201)
Net expenses	$79,742
Net investment income (loss)	$19,400,356
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,450,376)
Affiliated issuers	(1,675)
Forward foreign currency exchange contracts	(776,745)
Foreign currency	12,282
Net realized gain (loss)	$(2,216,514)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,707,863
Affiliated issuers	(1,076)
Forward foreign currency exchange contracts	294,561
Translation of assets and liabilities in foreign currencies	(5,499)
Net unrealized gain (loss)	$4,995,849
Net realized and unrealized gain (loss)	$2,779,335
Change in net assets from operations	$22,179,691

See Notes to Financial Statements

13

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	7/31/25	1/31/25
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$19,400,356	$42,834,641
Net realized gain (loss)	(2,216,514)	(8,019,749)
Net unrealized gain (loss)	4,995,849	18,033,538
Change in net assets from operations	$22,179,691	$52,848,430
Total distributions to shareholders	$(19,953,363)	$(43,210,470)

Change in net assets from fund share transactions	$(21,821,212)	$(88,268,652)

Total change in net assets	$(19,594,884)	$(78,630,692)
Net assets
At beginning of period	579,028,108	657,658,800
At end of period	$559,433,224	$579,028,108

See Notes to Financial Statements

14

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	7/31/25	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
	(unaudited)
Net asset value, beginning of period	$8.37	$8.24	$8.05	$8.88	$9.25	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.57	$0.53	$0.47	$0.47	$0.50
Net realized and unrealized gain (loss)	0.03	0.14	0.20	(0.82)	(0.34)	(0.06)(g)
Total from investment operations	$0.32	$0.71	$0.73	$(0.35)	$0.13	$0.44
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.58)	$(0.54)	$(0.48)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$8.40	$8.37	$8.24	$8.05	$8.88	$9.25
Total return (%) (s)(x)	3.96(n)	8.89	9.46	(3.84)	1.39	5.02
Ratios (%) (to average net assets)
and Supplemental data:
Expenses (f)	0.03(a)	0.03	0.02	0.02	0.02	0.02
Net investment income (loss)	6.96(a)	6.91	6.63	5.77	5.09	5.58
Portfolio turnover rate	27(n)	56	44	25	60	66
Net assets at end of period (000 omitted)	$559,433	$579,028	$657,659	$726,615	$997,366	$1,228,318
(a) Annualized.
(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(g)The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n) Not annualized.

(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Pooled Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

16

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund’s assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$494,373	$494,373
United Kingdom	—	26,007	—	26,007
U.S. Corporate Bonds	—	455,607,535	—	455,607,535
Foreign Bonds	—	86,311,497	—	86,311,497
Investment Companies	10,125,488	—	—	10,125,488
Total	$10,125,488	$541,945,039	$494,373	$552,564,900
Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$255,797	$—	$255,797

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity
Securities
Balance as of 1/31/25	$750,981
Change in unrealized appreciation or depreciation	(256,608)
Balance as of 7/31/25	$494,373

At July 31, 2025, the fund held one level 3 security.

17

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2025 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$255,797

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts
Foreign Exchange	$(776,745)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2025 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts
Foreign Exchange	$294,561

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit

18

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

Fees Paid Indirectly — The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.

19

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
1/31/25
Ordinary income (including any short-term capital gains)	$43,210,470
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$551,210,735
Gross appreciation	9,883,310
Gross depreciation	(8,529,145)
Net unrealized appreciation (depreciation)	$1,354,165
As of 1/31/25
Undistributed ordinary income	4,107,995
Capital loss carryforwards	(122,621,280)
Other temporary differences	(3,391,898)
Net unrealized appreciation (depreciation)	(4,132,986)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(11,671,449)
Long-Term	(110,949,831)

Total	$(122,621,280)

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2025, these costs amounted to $15.

20

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2025 was equivalent to an annual effective rate of 0.0031% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $149,184,275 and $174,261,843, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended		Year ended
	7/31/25		1/31/25
	Shares	Amount	Shares	Amount
Shares sold	2,531,635	$20,686,941	1,780,399	$14,727,846
Shares issued to shareholders in
reinvestment of distributions	2,397,635	19,953,363	5,210,874	43,207,316
Shares reacquired	(7,516,036)	(62,461,516)	(17,626,873)	(146,203,814)

Net change	(2,586,766)	$(21,821,212)	(10,635,600)	$(88,268,652)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 77% and 23%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2025, the fund’s commitment fee and interest expense were $1,358 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

21

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended July 31, 2025:

Change in
Unrealized
				Realized	Appreciation
	Beginning		Sales	Gain	or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money Market
Portfolio	$8,373,051	$78,166,727	$76,411,539	$(1,675)	$(1,076)	$10,125,488
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$313,846	$—

22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

23

MFS High Yield Pooled Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS High Yield Pooled Portfolio

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

24

MFS High Yield Pooled Portfolio

Board Review of Investment Advisory Agreement - continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratioof the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 15, 2025

*  Print name and title of each signing officer under his or her signature.